UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-5850

OneAmerica Funds, Inc.
(Exact name of registrant as specified in charter)

1 American Square, Indianapolis, IN,			46282
(Address of principal executive offices)			(Zip code)

Andrew J. Michie 1 American Square, Indianapolis, IN, 46282
(Name and address of agent for service)

Registrant’s telephone number, including area code:		317-285-1877

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission no later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N- CSR in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Reports to Stockholders.

June 30, 2014

OneAmerica® Funds, Inc.

Semi-Annual Report

Note: The report and the financial statements contained herein are submitted for the general information of the Participants. The report is not to be distributed to prospective investors as sales literature unless accompanied or preceded by an effective prospectus of OneAmerica Funds, Inc., and AUL American Unit Trust, AUL American Individual Unit Trust, AUL American Individual Variable Life Unit Trust, or AUL American Individual Variable Annuity Unit Trust which contains further information concerning the sales charge, expenses, and other pertinent information.

Registered group and individual variable annuity and variable life contracts issued by American United Life Insurance Company® (AUL) are distributed by OneAmerica Securities, Inc., Member FINRA, SIPC, a wholly owned subsidiary of AUL.

OneAmerica® Funds, Inc.

Directors and Officers of OneAmerica Funds, Inc.

Joseph E. DeGroff , Chairman of the Board

Gilbert F. Viets, Director (1)

Stephen J. Helmich, Director (1)

Dr. James L. Isch, Director (1)

Elaine E. Bedel, Director

J. Scott Davison, President

Andrew J. Michie, Treasurer

Nicholas C. Slabaugh, Assistant Treasurer

Richard M. Ellery, Secretary and
Chief Compliance Officer

Stephen L. Due , Assistant Secretary

Susan E. Uhl, Anti-Money Laundering Officer

(1)  Audit Committee

A Message
From
The President
of OneAmerica Funds, Inc.

We are pleased to present this semiannual report for OneAmerica Funds, Inc. covering the six-month period from January 1, 2014 through June 30, 2014. This report includes performance, financial information and holdings for each portfolio. I hope you find this information useful as you monitor and manage your investments.

After a strong performance in 2013, the S&P 500 has again posted a solid first half performance in 2014, being up over 7 percent. Meanwhile, equity market volatility that seemed feasible or even likely after a year in which the market was up over 30 percent has not yet materialized. Instead market volatility is back to the low levels last seen in 2005 and in the early 1990's. The S&P 500 has not experienced a correction of over 10 percent since 2011.

In the bond market, yields rose in the second half of 2013 and appeared poised to gradually rise further in 2014. The Federal Reserve committed to "taper", or reduce its quantitative easing program and has since followed through with its plan. Instead of interest rates rising, government bond yields have actually declined back into the middle of their five-year range. Credit spreads also narrowed over the first half of 2014, as corporations continued to maintain healthy balance sheets and demand for yield by investors seemed insatiable. Together, lower interest rates and narrowing credit spreads helped bonds generate respectable returns as well in the first half of 2014.

As we began the year, economic growth appeared to be accelerating after a number of years of lackluster growth. The unemployment rate was declining and continues to decline. The housing market recovery and consumer confidence were again contributing positively to the recovery. And budget negotiations pushed the fiscal cliff issue into 2015. The economy appeared as if its strength might catch up with the market's strength. Then we all experienced one of the harshest winters on record in the U.S. and the economy actually contracted by 2.1 percent during the first quarter. What now?

Over the balance of 2014, the Federal Reserve appears poised to complete tapering of quantitative easing in the absence of much worse economic data. Markets will then be faced with the reality that the Fed may ultimately begin to raise interest rates – the question then becomes when and how fast. While impossible to predict, the snap back in economic data expected following the harsh winter has been surprisingly weak thus far. Unless this changes very soon, the slow growth, low inflation environment we have experienced over the past few years may continue.

Thus far in 2014 financial markets have absorbed a number of headwinds remarkably well including: the much weaker economic data, Fed tapering and a wide variety of geopolitical events. Weak but positive growth has been supportive of low interest rates and strong returns for risk assets. Fed communication regarding monetary policy will become increasingly important as the Fed finishes tapering. The Fed has stated that monetary policy rates are not likely to rise until 2015. If economic data is strong enough, then talk of rates rising earlier due to this strength may permit equities to continue their advance during the second half of the year. However, the fixed income market may not fare as well. Once monetary policy actually becomes more restrictive, we can expect interest rates to rise at least moderately and place downward pressure on bond prices.

OneAmerica Funds, Inc. is comprised of five portfolios, each with a different directive. The Value Portfolio is an equity portfolio utilizing a multicap, value approach. The investment objectives of the Money Market Portfolio are to provide current income, preserve assets and maintain liquidity. The Investment Grade Bond Portfolio focuses primarily on intermediate investment grade bonds. The Asset Director Portfolio is a managed portfolio investing in stocks, bonds and cash based on our outlook for these various asset classes. And finally, the Socially Responsive Portfolio typically invests in financially strong companies that also adhere to specific moral beliefs.

Investment performance for each portfolio in OneAmerica Funds, Inc. for the first half of 2014 has been listed below.

Portfolio	Class O	Advisor Class
Value Portfolio	6.9%	6.8%
Money Market Portfolio	0.0%	0.0%
Investment Grade Bond Portfolio	4.0%	3.8%
Asset Director Portfolio	5.6%	5.5%
Socially Responsive Portfolio	5.1%	5.0%

Performance numbers for the OneAmerica portfolios are net of investment advisory fees and other expenses paid by each portfolio, but do not reflect specified contract, mortality and expense risk charges.

As always, I am grateful for the confidence you have placed in us and by continuing to invest in OneAmerica Funds, Inc.

J. Scott Davison
President
OneAmerica Funds, Inc.

Indianapolis, Indiana
August 11, 2014

(This Page Intentionally Left Blank)

Fees and Expenses (unaudited)

As an indirect shareholder of the OneAmerica Funds, Inc. (the "Fund"), you incur management fees, distribution fees (with respect to the Advisor Class), and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended June 30, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads) nor do they have any variable contract costs. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 01/01/14	Ending Account Value 06/30/14	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period[1]
Value – Class O
Actual	$1,000.00	$1,069.20	0.59%	$3.03
Hypothetical (5% return before expenses)	1,000.00	1,021.87	0.59	2.96
Value – Advisor Class
Actual	1,000.00	1,067.60	0.89	4.56
Hypothetical (5% return before expenses)	1,000.00	1,020.38	0.89	4.46
Money Market – Class O
Actual	1,000.00	1,000.00	0.06	0.30
Hypothetical (5% return before expenses)	1,000.00	1,024.50	0.06	0.30
Money Market – Advisor Class
Actual	1,000.00	1,000.00	0.06	0.30
Hypothetical (5% return before expenses)	1,000.00	1,024.50	0.06	0.30
Investment Grade Bond – Class O
Actual	1,000.00	1,039.60	0.66	3.34
Hypothetical (5% return before expenses)	1,000.00	1,021.52	0.66	3.31
Investment Grade Bond – Advisor Class
Actual	1,000.00	1,038.00	0.96	4.85
Hypothetical (5% return before expenses)	1,000.00	1,020.03	0.96	4.81
Asset Director – Class O
Actual	1,000.00	1,056.10	0.59	3.01
Hypothetical (5% return before expenses)	1,000.00	1,021.87	0.59	2.96
Asset Director – Advisor Class
Actual	1,000.00	1,054.50	0.89	4.53
Hypothetical (5% return before expenses)	1,000.00	1,020.38	0.89	4.46
Socially Responsive – Class O
Actual	1,000.00	1,051.40	1.20	6.10
Hypothetical (5% return before expenses)	1,000.00	1,018.84	1.20	6.01
Socially Responsive – Advisor Class
Actual	1,000.00	1,050.00	1.50	7.62
Hypothetical (5% return before expenses)	1,000.00	1,017.36	1.50	7.50

1  Expenses for each portfolio are calculated using the portfolio's annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-months ended 06/30/14. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal half-year may differ from expense ratios based on the one-year data in the financial highlights.

OneAmerica Funds, Inc.

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2014 (unaudited)

	Portfolio
	Value	Money Market	Investment Grade Bond	Asset Director	Socially Responsive
Assets:
Investments in securities, at fair value	$257,630,852	$136,893,326	$105,175,067	$318,160,782	$7,634,748
Cash	39,774	45,508	13,961	57,218	97,240
Receivable for capital stock issued	31,044	111,784	1,899	–	880
Dividends and interest receivable	333,518	221	626,796	863,146	9,358
Receivable for investments sold	–	–	1,515,857	1,515,857	–
Due from Advisor (Note 2)	–	60,272	–	–	59
Prepaid expense	2,125	1,748	1,962	2,423	4,158
Total assets	258,037,313	137,112,859	107,335,542	320,599,426	7,746,443
Liabilities:
Payable to custodian	–	–	5,937	5,938	–
Payable for capital stock redeemed	263,704	65,025	134,485	346,269	14,695
Payable for investments purchased	–	–	1,509,805	1,509,805	–
Accrued investment advisory fees	110,045	42,935	47,104	136,598	4,580
Accrued directors fees	667	603	666	668	579
Accrued distributions (12b-1) fee	6,327	5,551	1,285	19,301	875
Accrued expenses	32,012	24,352	25,721	42,594	4,283
Total liabilities	412,755	138,466	1,725,003	2,061,173	25,012
Net assets	$257,624,558	$136,974,393	$105,610,539	$318,538,253	$7,721,431
Net assets by class of shares:
Class O	$233,307,400	$115,341,115	$100,554,060	$244,024,344	$4,275,341
Advisor Class	24,317,158	21,633,278	5,056,479	74,513,909	3,446,090
Total net assets	$257,624,558	$136,974,393	$105,610,539	$318,538,253	$7,721,431
Shares outstanding:
Class O	7,722,930	115,341,178	8,919,961	11,319,122	322,111
Advisor Class	812,488	21,633,285	450,996	3,483,509	260,091
Total shares outstanding	8,535,418	136,974,463	9,370,957	14,802,631	582,202
Net asset value per share:
Class O	$30.21	$1.00	$11.27	$21.56	$13.27
Advisor Class	$29.93	$1.00	$11.21	$21.39	$13.25
Investments at cost	$174,701,087	$136,893,326	$102,257,141	$247,223,366	$5,370,714
Analysis of net assets:
Paid-in-capital	$147,124,257	$136,974,464	$100,974,512	$224,468,667	$5,844,752
Undistributed net investment income	1,729,159	–	1,417,482	2,493,479	22,757
Undistributed net realized gain (loss)	25,841,377	(71)	300,619	20,638,691	(410,112)
Net unrealized appreciation of investments	82,929,765	–	2,917,926	70,937,416	2,264,034
Net Assets	$257,624,558	$136,974,393	$105,610,539	$318,538,253	$7,721,431

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

STATEMENTS OF OPERATIONS

For the six months ended June 30, 2014 (unaudited)

	Portfolio
	Value	Money Market	Investment Grade Bond	Asset Director	Socially Responsive
Investment income:
Income:
Dividends (net of foreign withholding taxes of $15,025, $0, $0, $11,221 and $394, respectively)	$2,501,492	$–	$22,964	$1,932,056	$70,952
Interest	1,176	39,371	1,766,263	1,602,404	47
Total investment income	2,502,668	39,371	1,789,227	3,534,460	70,999
Expenses:
Investment advisory fee	628,571	254,276	281,530	787,831	25,566
Custodian and service agent fee	69,600	36,236	39,719	91,599	3,582
Distribution (12b-1) fee – Advisor Class	36,932	33,721	7,949	112,299	4,909
Professional fees	11,207	5,603	5,055	14,283	320
Printing fees	10,282	4,425	3,859	12,894	372
Director fees	7,795	7,745	7,795	7,795	7,702
Other	12,441	37,813	30,972	18,251	9,847
Total expenses before waived fees and reimbursed expenses	776,828	379,819	376,879	1,044,952	52,298
Waived fees and reimbursed expenses (Note 2)	–	(340,448)	–	–	(3,561)
Net expenses	776,828	39,371	376,879	1,044,952	48,737
Net investment income	1,725,840	–	1,412,348	2,489,508	22,262
Gain on investments:
Net realized gain on investments	18,598,252	–	428,514	15,523,277	198,940
Net change in unrealized appreciation (depreciation) on investments	(3,686,955)	–	2,536,159	(853,364)	150,466
Net realized and unrealized gain	14,911,297	–	2,964,673	14,669,913	349,406
Net increase in net assets from operations	$16,637,137	$–	$4,377,021	$17,159,421	$371,668

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

	Portfolio
	Value		Money Market		Investment Grade Bond
	Six Months Ended June 30, 2014 (unaudited)	Year Ended December 31, 2013	Six Months Ended June 30, 2014 (unaudited)	Year Ended December 31, 2013	Six Months Ended June 30, 2014 (unaudited)	Year Ended December 31, 2013
Net increase (decrease) in net assets from operations:
Net investment income	$1,725,840	$3,902,731	$–	$–	$1,412,348	$2,985,733
Net realized gain (loss) on investments	18,598,252	19,998,507	–	(71)	428,514	838,321
Net change in unrealized appreciation (depreciation) on investments	(3,686,955)	47,942,624	–	–	2,536,159	(6,797,528)
Net increase (decrease) in net assets from operations	16,637,137	71,843,862	–	(71)	4,377,021	(2,973,474)
Shareholder distributions:
From net investment income:
Class O	–	(3,586,726)	–	–	–	(3,170,391)
Advisor Class	–	(312,686)	–	–	–	(153,673)
From net realized gain:
Class O	–	(1,139,865)	–	(50)	–	(688,002)
Advisor Class	–	(123,884)	–	(11)	–	(38,199)
Total distributions	–	(5,163,161)	–	(61)	–	(4,050,265)
Shareholder transactions:
Proceeds from shares issued:
Class O	1,940,846	3,509,742	24,081,012	25,567,561	2,069,859	4,778,510
Advisor Class	1,128,732	1,906,287	5,808,448	17,690,049	343,645	807,859
Reinvested distributions:
Class O	–	4,726,591	–	50	–	3,858,394
Advisor Class	–	436,570	–	11	–	191,871
Cost of shares redeemed:
Class O	(27,609,758)	(44,363,867)	(19,365,876)	(38,285,923)	(15,945,141)	(27,339,560)
Advisor Class	(4,688,753)	(8,368,520)	(8,172,174)	(22,517,454)	(1,588,536)	(3,149,518)
Net increase (decrease) from shareholder transactions	(29,228,933)	(42,153,197)	2,351,410	(17,545,706)	(15,120,173)	(20,852,444)
Net increase (decrease) in net assets	(12,591,796)	24,527,504	2,351,410	(17,545,838)	(10,743,152)	(27,876,183)
Net assets at beginning of period	270,216,354	245,688,850	134,622,983	152,168,821	116,353,691	144,229,874
Net assets at end of period	$257,624,558	$270,216,354	$136,974,393	$134,622,983	$105,610,539	$116,353,691
Undistributed net investment income included in net assets at the end of period	$1,729,159	$3,319	$–	$–	$1,417,482	$5,134
Changes in capital stock outstanding
Shares issued:
Class O	66,161	144,943	24,081,012	25,567,561	186,626	424,039
Advisor Class	39,718	75,023	5,808,448	17,690,049	31,226	71,731
Reinvested distributions:
Class O	–	168,122	–	50	–	356,236
Advisor Class	–	15,650	–	11	–	17,784
Shares redeemed:
Class O	(976,414)	(1,789,024)	(19,365,876)	(38,285,924)	(1,434,174)	(2,412,309)
Advisor Class	(165,307)	(334,448)	(8,172,174)	(22,517,454)	(144,732)	(280,131)
Net increase (decrease)	(1,035,842)	(1,719,734)	2,351,410	(17,545,707)	(1,361,054)	(1,822,650)
Shares outstanding at beginning of period	9,571,260	11,290,994	134,623,053	152,168,760	10,732,011	12,554,661
Shares outstanding at end of period	8,535,418	9,571,260	136,974,463	134,623,053	9,370,957	10,732,011

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Portfolio
	Asset Director		Socially Responsive
	Six Months Ended June 30, 2014 (unaudited)	Year Ended December 31, 2013	Six Months Ended June 30, 2014 (unaudited)	Year Ended December 31, 2013
Net increase (decrease) in net assets from operations:
Net investment income	$2,489,508	$5,317,602	$22,262	$43,630
Net realized gain on investments	15,523,277	16,967,333	198,940	125,442
Net change in unrealized appreciation (depreciation) on investments	(853,364)	30,922,030	150,466	1,506,167
Net increase (decrease) in net assets from operations	17,159,421	53,206,965	371,668	1,675,239
Shareholder distributions:
From net investment income:
Class O	–	(4,491,170)	–	(28,093)
Advisor Class	–	(1,111,027)	–	(15,052)
From net realized gain:
Class O	–	(7,024,871)	–	–
Advisor Class	–	(2,074,940)	–	–
Total distributions	–	(14,702,008)	–	(43,145)
Shareholder transactions:
Proceeds from shares issued:
Class O	4,295,894	11,890,522	184,727	1,051,608
Advisor Class	5,436,929	10,586,905	93,802	153,808
Reinvested distributions:
Class O	–	11,516,041	–	28,093
Advisor Class	–	3,185,967	–	15,052
Cost of shares redeemed:
Class O	(27,356,415)	(40,533,572)	(193,162)	(468,130)
Advisor Class	(9,401,480)	(26,646,389)	(88,942)	(56,822)
Net increase (decrease) from shareholder transactions	(27,025,072)	(30,000,526)	(3,575)	723,609
Net increase (decrease) in net assets	(9,865,651)	8,504,431	368,093	2,355,703
Net assets at beginning of period	328,403,904	319,899,473	7,353,338	4,997,635
Net assets at end of period	$318,538,253	$328,403,904	$7,721,431	$7,353,338
Undistributed net investment income included in net assets at the end of period	$2,493,479	$3,971	$22,757	$495
Changes in capital stock outstanding
Shares issued:
Class O	206,563	599,769	14,342	98,393
Advisor Class	265,962	543,673	7,514	13,376
Reinvested distributions:
Class O	–	566,177	–	2,237
Advisor Class	–	157,627	–	1,199
Shares redeemed:
Class O	(1,331,520)	(2,078,317)	(15,222)	(43,984)
Advisor Class	(449,462)	(1,396,198)	(7,006)	(5,418)
Net increase (decrease)	(1,308,457)	(1,607,269)	(372)	65,803
Shares outstanding at beginning of period	16,111,088	17,718,357	582,574	516,771
Shares outstanding at end of period	14,802,631	16,111,088	582,202	582,574

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
VALUE PORTFOLIO

June 30, 2014 (unaudited)

Description	Shares	Value
Common Stocks (91.4%)
Aerospace & Defense (1.5%)
General Dynamics Corp.	21,500	$2,505,825
Precision Castparts Corp.	5,200	1,312,480
		3,818,305
Agriculture (2.0%)
Archer-Daniels-Midland Co.	114,100	5,032,951
Apparel (2.5%)
Columbia Sportswear Co.	28,300	2,338,995
Wolverine World Wide, Inc.	158,300	4,125,298
		6,464,293
Auto Parts and Equipment (2.1%)
Magna International, Inc.	49,500	5,333,625
Banks (12.5%)
Bank of Hawaii Corp.	79,000	4,636,510
Bank of New York Mellon Corp. (The)	169,700	6,360,356
Citigroup, Inc.	29,189	1,374,802
JPMorgan Chase & Co.	90,207	5,197,727
Northern Trust Corp.	95,900	6,157,739
U.S. Bancorp	193,500	8,382,420
		32,109,554
Beverages (0.5%)
Coca-Cola Co. (The)	32,700	1,385,172
Biotechnology (1.5%)
Amgen, Inc.	33,200	3,929,884
Chemicals (0.5%)
Agrium, Inc.	13,100	1,200,353
Commercial Services (0.9%)
Robert Half International, Inc.	48,500	2,315,390
Computers & Peripherals (1.8%)
Apple, Inc.	49,700	4,618,621
Diversified Financial Services (2.8%)
Franklin Resources, Inc.	46,100	2,666,424
Investment Technology Group, Inc.[1]	75,100	1,267,688
Janus Capital Group, Inc.	158,200	1,974,336
T Rowe Price Group, Inc.	15,600	1,316,796
		7,225,244
Electronics (1.4%)
Daktronics, Inc.	900	10,728
FLIR Systems, Inc.	100,500	3,490,365
		3,501,093
Food (1.5%)
Fresh Del Monte Produce, Inc.	33,900	1,039,035
Sysco Corp.	78,700	2,947,315
		3,986,350
Healthcare Products (6.4%)
Baxter International, Inc.	54,400	3,933,120
Medtronic, Inc.	101,400	6,465,264
Thoratec Corp.[1]	33,400	1,164,324
Zimmer Holdings, Inc.	47,900	4,974,894
		16,537,602
Insurance (0.1%)
Aegon NV	26,185	229,642
Iron/Steel (2.2%)
Nucor Corp.	117,100	5,767,175
Machinery-Diversified (1.4%)
Cummins, Inc.	23,800	3,672,102
Description	Shares	Value
Metal Fabricate/Hardware (0.7%)
Valmont Industries, Inc.	12,700	$1,929,765
Metals & Mining (0.6%)
Southern Copper Corp.	53,000	1,609,610
Miscellaneous Manufacturing (8.3%)
Carlisle Cos., Inc.	68,800	5,959,456
Crane Co.	62,200	4,625,192
General Electric Co.	268,600	7,058,808
Illinois Tool Works, Inc.	43,600	3,817,616
		21,461,072
Oil & Gas (11.2%)
ConocoPhillips	63,700	5,461,001
Ensco PLC, Class A	22,900	1,272,553
Exxon Mobil Corp.	61,000	6,141,480
Occidental Petroleum Corp.	26,300	2,699,169
Phillips 66	44,000	3,538,920
Royal Dutch Shell PLC ADR	19,700	1,622,689
Tidewater, Inc.	92,150	5,174,223
Valero Energy Corp.	60,800	3,046,080
		28,956,115
Pharmaceuticals (6.5%)
Johnson & Johnson	43,800	4,582,356
McKesson Corp.	29,850	5,558,369
Merck & Co., Inc.	67,700	3,916,445
Pfizer, Inc.	87,950	2,610,356
		16,667,526
Retail (1.6%)
Home Depot, Inc. (The)	13,800	1,117,248
Kohl's Corp.	59,500	3,134,460
		4,251,708
Semiconductors (11.9%)
Applied Materials, Inc.	105,700	2,383,535
Intel Corp.	184,500	5,701,050
KLA-Tencor Corp.	23,300	1,692,512
Maxim Integrated Products, Inc.	123,000	4,158,630
Microchip Technology, Inc.	81,500	3,978,015
QUALCOMM, Inc.	74,000	5,860,800
Skyworks Solutions, Inc.	83,100	3,902,376
Texas Instruments, Inc.	62,000	2,962,980
		30,639,898
Software (3.4%)
Autodesk, Inc.[1]	15,000	845,700
Microsoft Corp.	71,400	2,977,380
Oracle Corp.	122,200	4,952,766
		8,775,846
Specialty Retail (0.2%)
CST Brands, Inc.	11,355	391,747
Telecommunications (2.1%)
Cisco Systems, Inc.	145,500	3,615,675
Corning, Inc.	76,800	1,685,760
		5,301,435
Toys/Games/Hobbies (0.1%)
Mattel, Inc.	5,000	194,850
Transportation (3.2%)
Norfolk Southern Corp.	25,200	2,596,356
Werner Enterprises, Inc.	214,300	5,681,093
		8,277,449
Total common stocks (cost: $159,122,573)		235,584,377

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
VALUE PORTFOLIO (continued)

June 30, 2014 (unaudited)

Description	Shares	Value
Exchange-Traded Funds (5.8%)
iShares Russell 1000 Value Index Fund	68,900	$6,977,503
iShares Russell Midcap Value Index Fund	69,600	5,053,656
iShares S&P Smallcap 600 Value Index Fund	24,600	2,840,316
Total exchange-traded funds (cost: $8,403,514)		14,871,475
Money Market Mutual Funds (2.8%)
BlackRock Liquidity TempFund Portfolio, 0.03%[2]	7,175,000	7,175,000
Total money market mutual funds (cost: $7,175,000)		7,175,000
Total investments (100.0%) (cost: $174,701,087)		257,630,852
Liabilities in excess of other assets (0.0%)#		(6,294)
Net assets (100.0%)		$257,624,558

The following abbreviations are used in the portfolio descriptions:

ADR – American Depositary Receipt

PLC – Public Limited Company

#  Amount represents less than 0.05%.

1  Non-Income producing securities.

2  The rate shown reflects the seven day yield as of June 30, 2014.

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

REPRESENTATION OF INVESTMENTS
VALUE PORTFOLIO

June 30, 2014 (unaudited)

Industry	% of Total Net Assets
Banks	12.5%
Semiconductors	11.9
Oil & Gas	11.2
Miscellaneous Manufacturing	8.3
Pharmaceuticals	6.5
Healthcare Products	6.4
Exchange-Traded Funds	5.8
Software	3.4
Transportation	3.2
Diversified Financial Services	2.8
Money Market Mutual Funds	2.8
Apparel	2.5
Iron/Steel	2.2
Auto Parts and Equipment	2.1
Telecommunications	2.1
Agriculture	2.0
Computers & Peripherals	1.8
Retail	1.6
Aerospace & Defense	1.5
Biotechnology	1.5
Food	1.5
Electronics	1.4
Machinery-Diversified	1.4
Commercial Services	0.9
Metal Fabricate/Hardware	0.7
Metals & Mining	0.6
Beverages	0.5
Chemicals	0.5
Specialty Retail	0.2
Insurance	0.1
Toys/Games/Hobbies	0.1
100.0
Other liabilities in excess of other assets#	0.0
Net Assets	100.0%

#  Amount represents less than 0.05%.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
MONEY MARKET PORTFOLIO

June 30, 2014 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Short-Term Notes and Bonds[1] (93.8%)
U.S. Government and Agency Obligations (15.0%)
U.S. Treasury Bill Discount Note	0.010%	07/10/2014	$5,500,000	$5,499,983
U.S. Treasury Bill Discount Note	0.020	07/31/2014	5,000,000	4,999,916
U.S. Treasury Bill Discount Note	0.030	09/25/2014	10,000,000	9,999,403
Total U.S. government and agency obligations (amortized cost: $20,499,302)				20,499,302
Commercial Paper (78.8%)
Aerospace & Defense (3.7%)
Precision Castparts Corp.	0.090	07/03/2014	5,000,000	4,999,975
Automotive (3.6%)
BMW US Capital LLC	0.090	07/10/2014	5,000,000	4,999,887
Banks (4.0%)
Union Bank NA	0.070	07/17/2014	5,500,000	5,499,829
Chemicals (8.0%)
BASF SE	0.090	07/31/2014	5,500,000	5,499,588
Ei Du Pont De Nemours Co.	0.060	07/11/2014	5,500,000	5,499,908
				10,999,496
Commercial Vehicles (3.7%)
PACCAR Financial Corp.	0.070	07/10/2014	5,000,000	4,999,913
Consumer Products (4.0%)
Unilever NV	0.110	09/08/2014	5,500,000	5,498,840
Educational Services (2.2%)
Baylor University	0.110	09/17/2014	3,000,000	2,999,285
Electrical Equipment (4.0%)
General Electric Co.	0.020	07/23/2014	5,500,000	5,499,933
Exploration & Production (2.9%)
Conocophillips Qatar	0.070	07/09/2014	4,000,000	3,999,938
Food, Beverages (6.6%)
Coca-Cola Company (The)	0.100	09/02/2014	5,000,000	4,999,125
Pepsico, Inc.	0.060	08/01/2014	4,000,000	3,999,793
				8,998,918
Health Care (6.9%)
Glaxosmithkline Finance PLC	0.090	07/31/2014	5,500,000	5,499,587
Roche Holdings, Inc.	0.060	07/21/2014	4,000,000	3,999,867
				9,499,454
Household & Personal Products (3.6%)
Procter Gamble Co. (The)	0.060	07/15/2014	5,000,000	4,999,883
Insurance (3.7%)
Travelers Cos., Inc.	0.030	07/01/2014	5,000,000	5,000,000
Machinery (4.0%)
John Deere Bank SA	0.080	07/22/2014	3,000,000	2,999,860
John Deere Ltd.	0.090	07/17/2014	2,500,000	2,499,900
				5,499,760
Medical Equipment/Device (2.2%)
Abbott Laboratories	0.100	09/15/2014	3,000,000	2,999,367
Oil & Gas (2.9%)
Chevron Corp.	0.060	07/08/2014	4,000,000	3,999,953
Retail (1.1%)
Wal-Mart Stores, Inc.	0.060	07/31/2014	1,500,000	1,499,925
Transportation (3.7%)
United Parcel Service, Inc.	0.030	07/02/2014	5,000,000	4,999,996
Utilities (8.0%)
New Jersey Natural Gas Co.	0.070	07/16/2014	5,500,000	5,499,840
Piedmont Natural Gas Company, Inc.	0.110	07/11/2014	5,500,000	5,499,832
				10,999,672
Total commercial paper (amortized cost: $107,994,024)				107,994,024
Total short-term notes and bonds (amortized cost: $128,493,326)				128,493,326

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
MONEY MARKET PORTFOLIO (continued)

June 30, 2014 (unaudited)

Description	Shares	Value
Money Market Mutual Funds[2] (6.1%)
BlackRock Liquidity TempFund Portfolio, 0.03%	3,250,000	$3,250,000
Goldman Sachs Financial Square Prime Obligations Fund, 0.04%	5,150,000	5,150,000
Total money market mutual funds (cost: $8,400,000)		8,400,000
Total investments (99.9%) (cost: $136,893,326)		136,893,326
Other assets in excess of liabilities (0.1%)		81,067
Net assets (100.0%)		$136,974,393

The following abbreviations are used in the portfolio descriptions:

LLC – Limited Liability Corporation

PLC – Public Limited Company

1  The interest rate for short-term notes reflects the yields for those securities as of June 30, 2014.

2  The rate shown reflects the seven day yield as of June 30, 2014.

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

REPRESENTATION OF INVESTMENTS
MONEY MARKET PORTFOLIO

June 30, 2014 (unaudited)

Industry	% of Total Net Assets
U.S. Government and Agency Obligations	15.0%
Chemicals	8.0
Utilities	8.0
Health Care	6.9
Food, Beverages	6.6
Money Market Mutual Funds	6.1
Banks	4.0
Consumer Products	4.0
Electrical Equipment	4.0
Machinery	4.0
Aerospace & Defense	3.7
Commercial Vehicles	3.7
Insurance	3.7
Transportation	3.7
Automotive	3.6
Household & Personal Products	3.6
Exploration & Production	2.9
Oil & Gas	2.9
Educational Services	2.2
Medical Equipment/Device	2.2
Retail	1.1
99.9
Other assets in excess of liabilities	0.1
Net Assets	100.0%

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
INVESTMENT GRADE BOND PORTFOLIO

June 30, 2014 (unaudited)

Description	Shares	Value
Preferred Stock (0.5%)
Banks (0.5%)
State Street Corp., Series D, 5.900%[1]	20,000	$524,000
Total preferred stock (cost: $500,000)		524,000

	Interest Rate	Maturity Date	Principal Amount
Long-Term Notes and Bonds (95.6%)
U.S. Government and Agency Obligations (36.7%)
Federal Farm Credit Bank	1.850%	04/20/2020	$1,000,000	995,237
Federal Home Loan Banks	4.875	09/08/2017	1,000,000	1,119,332
Federal Home Loan Banks	2.375	12/13/2019	500,000	510,224
FHLMC	3.750	03/27/2019	750,000	824,257
FNMA	5.250	09/15/2016	500,000	550,476
U.S. Treasury Bonds	2.000	02/15/2022	700,000	689,117
U.S. Treasury Bonds	6.000	02/15/2026	500,000	668,281
U.S. Treasury Bonds	5.375	02/15/2031	300,000	393,891
U.S. Treasury Bonds	4.500	08/15/2039	300,000	365,672
U.S. Treasury Bonds	4.250	11/15/2040	100,000	117,766
U.S. Treasury Bonds	4.750	02/15/2041	800,000	1,016,500
U.S. Treasury Bonds	3.750	08/15/2041	550,000	597,437
U.S. Treasury Bonds	3.125	02/15/2042	400,000	387,000
U.S. Treasury Bonds	3.000	05/15/2042	600,000	565,875
U.S. Treasury Bonds	2.875	05/15/2043	250,000	228,437
U.S. Treasury Bonds	3.625	08/15/2043	250,000	264,063
U.S. Treasury Bonds	3.750	11/15/2043	150,000	162,000
U.S. Treasury Bonds	3.625	02/15/2044	200,000	211,062
U.S. Treasury Notes	1.750	07/31/2015	300,000	305,180
U.S. Treasury Notes	0.375	08/31/2015	300,000	300,750
U.S. Treasury Notes	1.250	10/31/2015	1,200,000	1,216,874
U.S. Treasury Notes	1.375	11/30/2015	700,000	711,320
U.S. Treasury Notes	0.250	12/31/2015	400,000	400,031
U.S. Treasury Notes	2.000	01/31/2016	500,000	513,535
U.S. Treasury Notes	0.375	03/15/2016	1,000,000	1,000,547
U.S. Treasury Notes	2.625	04/30/2016	1,000,000	1,040,898
U.S. Treasury Notes	1.750	05/31/2016	300,000	307,594
U.S. Treasury Notes	0.500	06/15/2016	750,000	750,938
U.S. Treasury Notes	1.000	08/31/2016	900,000	909,281
U.S. Treasury Notes	1.000	09/30/2016	1,100,000	1,110,657
U.S. Treasury Notes	3.125	10/31/2016	1,000,000	1,058,828
U.S. Treasury Notes	0.625	12/15/2016	300,000	299,836
U.S. Treasury Notes	0.875	02/28/2017	1,250,000	1,254,590
U.S. Treasury Notes	3.125	04/30/2017	1,000,000	1,064,688
U.S. Treasury Notes	0.750	06/30/2017	1,700,000	1,693,095
U.S. Treasury Notes	0.625	09/30/2017	2,000,000	1,975,156
U.S. Treasury Notes	0.750	02/28/2018	500,000	492,149
U.S. Treasury Notes	2.875	03/31/2018	500,000	530,820
U.S. Treasury Notes	1.375	06/30/2018	750,000	751,700
U.S. Treasury Notes	1.500	08/31/2018	250,000	251,308
U.S. Treasury Notes	1.375	09/30/2018	1,000,000	998,750
U.S. Treasury Notes	2.750	02/15/2019	3,500,000	3,693,319
U.S. Treasury Notes	1.500	02/28/2019	500,000	499,180
U.S. Treasury Notes	3.500	05/15/2020	750,000	820,019
U.S. Treasury Notes	2.625	11/15/2020	1,000,000	1,038,750
U.S. Treasury Notes	3.125	05/15/2021	600,000	640,547
U.S. Treasury Notes	2.125	08/15/2021	1,600,000	1,599,000
U.S. Treasury Notes	2.000	02/15/2023	600,000	582,563
U.S. Treasury Notes	1.750	05/15/2023	500,000	473,594
U.S. Treasury Notes	2.500	08/15/2023	300,000	301,781
U.S. Treasury Notes	2.750	11/15/2023	200,000	204,984
U.S. Treasury Notes	2.750	02/15/2024	300,000	306,820
Total U.S. government and agency obligations (cost: $37,595,637)				38,765,709

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
INVESTMENT GRADE BOND PORTFOLIO (continued)

June 30, 2014 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (95.6%) (continued)
Mortgage-Backed and Asset-Backed Securities (32.1%)
Banc of America Commercial Mortgage, Inc., Ser. 2006-5, Cl. AAB	5.379%	09/10/2047	$244,124	$244,965
Banc of America Commercial Mortgage, Inc., Ser. 2007-1, Cl. AAB	5.422	01/15/2049	460,525	460,813
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW14, Cl. A3	5.209	12/11/2038	251,954	252,760
Farmer Mac Guaranteed Notes Trust 2007-1, 144A2	5.125	04/19/2017	500,000	556,485
FHLMC CMO, Ser. 2009-3589, Cl. PA	4.500	09/15/2039	187,383	199,257
FHLMC Gold Pool #A11823	5.000	08/01/2033	22,647	25,063
FHLMC Gold Pool #A16641	5.500	12/01/2033	20,650	23,211
FHLMC Gold Pool #A27124	6.000	10/01/2034	3,774	4,239
FHLMC Gold Pool #A40159	5.500	11/01/2035	6,208	6,941
FHLMC Gold Pool #A40754	6.500	12/01/2035	196,099	220,971
FHLMC Gold Pool #A41968	5.500	01/01/2036	32,682	36,527
FHLMC Gold Pool #A44969	6.500	04/01/2036	353,521	398,360
FHLMC Gold Pool #A45624	5.500	06/01/2035	4,195	4,676
FHLMC Gold Pool #A51101	6.000	07/01/2036	10,616	11,915
FHLMC Gold Pool #A56247	6.000	01/01/2037	157,449	176,786
FHLMC Gold Pool #A56634	5.000	01/01/2037	74,048	82,174
FHLMC Gold Pool #A56829	5.000	01/01/2037	20,896	23,125
FHLMC Gold Pool #A57135	5.500	02/01/2037	94,470	105,302
FHLMC Gold Pool #A58278	5.000	03/01/2037	122,138	135,164
FHLMC Gold Pool #A58965	5.500	04/01/2037	87,058	97,040
FHLMC Gold Pool #A71576	6.500	01/01/2038	207,666	234,005
FHLMC Gold Pool #A91064	4.500	02/01/2040	291,930	316,276
FHLMC Gold Pool #A93990	4.000	09/01/2040	345,724	366,752
FHLMC Gold Pool #B12969	4.500	03/01/2019	19,055	20,210
FHLMC Gold Pool #B19462	5.000	07/01/2020	50,089	53,191
FHLMC Gold Pool #C01086	7.500	11/01/2030	15,962	18,287
FHLMC Gold Pool #C01271	6.500	12/01/2031	21,113	24,251
FHLMC Gold Pool #C01302	6.500	11/01/2031	7,720	8,699
FHLMC Gold Pool #C01676	6.000	11/01/2033	347,583	394,969
FHLMC Gold Pool #C03478	4.500	06/01/2040	272,608	295,223
FHLMC Gold Pool #C03520	4.000	09/01/2040	426,788	452,747
FHLMC Gold Pool #C09013	3.000	09/01/2042	468,604	462,811
FHLMC Gold Pool #C14872	6.500	09/01/2028	1,386	1,562
FHLMC Gold Pool #C20300	6.500	01/01/2029	11,347	12,786
FHLMC Gold Pool #C28221	6.500	06/01/2029	4,109	4,630
FHLMC Gold Pool #C35377	7.000	01/01/2030	1,550	1,733
FHLMC Gold Pool #C41636	8.000	08/01/2030	898	963
FHLMC Gold Pool #C56017	6.500	03/01/2031	121,169	139,815
FHLMC Gold Pool #C61802	5.500	12/01/2031	34,249	38,176
FHLMC Gold Pool #C64936	6.500	03/01/2032	12,784	14,842
FHLMC Gold Pool #C68790	6.500	07/01/2032	44,003	49,584
FHLMC Gold Pool #C74741	6.000	12/01/2032	53,630	61,056
FHLMC Gold Pool #C79460	5.500	05/01/2033	12,797	14,271
FHLMC Gold Pool #C79886	6.000	05/01/2033	417,883	473,284
FHLMC Gold Pool #E00957	6.000	02/01/2016	2,430	2,489
FHLMC Gold Pool #E01007	6.000	08/01/2016	2,796	2,898
FHLMC Gold Pool #E01085	5.500	12/01/2016	5,468	5,806
FHLMC Gold Pool #E01136	5.500	03/01/2017	15,796	16,771
FHLMC Gold Pool #E01216	5.500	10/01/2017	17,804	18,904
FHLMC Gold Pool #E01378	5.000	05/01/2018	44,173	46,890
FHLMC Gold Pool #E02735	3.500	10/01/2025	252,874	268,045
FHLMC Gold Pool #E82543	6.500	03/01/2016	14,225	14,267
FHLMC Gold Pool #E85353	6.000	09/01/2016	10,369	10,712
FHLMC Gold Pool #E89823	5.500	05/01/2017	18,073	19,189
FHLMC Gold Pool #E91139	5.500	09/01/2017	95,087	100,959
FHLMC Gold Pool #E91646	5.500	10/01/2017	49,460	52,514
FHLMC Gold Pool #E92047	5.500	10/01/2017	27,561	29,263
FHLMC Gold Pool #E92196	5.500	11/01/2017	7,353	7,807
FHLMC Gold Pool #E95159	5.500	03/01/2018	36,818	39,092
FHLMC Gold Pool #E95734	5.000	03/01/2018	136,240	144,618
FHLMC Gold Pool #G01091	7.000	12/01/2029	10,235	11,602

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
INVESTMENT GRADE BOND PORTFOLIO (continued)

June 30, 2014 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (95.6%) (continued)
Mortgage-Backed and Asset-Backed Securities (32.1%) (continued)
FHLMC Gold Pool #G02060	6.500%	01/01/2036	$269,777	$303,995
FHLMC Gold Pool #G11753	5.000	08/01/2020	62,730	67,764
FHLMC Gold Pool #J01382	5.500	03/01/2021	61,908	65,731
FHLMC Gold Pool #J05930	5.500	03/01/2021	52,313	55,555
FHLMC Gold Pool #J25553	3.500	09/01/2028	237,307	251,420
FHLMC Gold Pool #Q14998	3.500	01/01/2043	426,366	438,822
FHLMC Gold Pool #Q17913	3.000	04/01/2043	474,726	468,849
FHLMC Gold Pool #Q23658	4.000	12/01/2043	244,649	259,529
FNMA Pool #253798	6.000	05/01/2016	176	181
FNMA Pool #256883	6.000	09/01/2037	150,927	169,900
FNMA Pool #357269	5.500	09/01/2017	113,789	120,851
FNMA Pool #357637	6.000	11/01/2034	151,026	169,944
FNMA Pool #545929	6.500	08/01/2032	28,597	33,108
FNMA Pool #555591	5.500	07/01/2033	90,455	101,714
FNMA Pool #572020	6.000	04/01/2016	3,009	3,071
FNMA Pool #578974	6.000	05/01/2016	3,690	3,771
FNMA Pool #579170	6.000	04/01/2016	467	468
FNMA Pool #584953	7.500	06/01/2031	11,390	11,555
FNMA Pool #585097	6.000	05/01/2016	10,104	10,378
FNMA Pool #651220	6.500	07/01/2032	23,505	26,560
FNMA Pool #781776	6.000	10/01/2034	29,843	33,806
FNMA Pool #797509	4.500	03/01/2035	116,938	126,865
FNMA Pool #797536	4.500	04/01/2035	191,639	207,907
FNMA Pool #888120	5.000	10/01/2035	220,007	244,736
FNMA Pool #910446	6.500	01/01/2037	90,259	102,003
FNMA Pool #922224	5.500	12/01/2036	206,303	232,567
FNMA Pool #936760	5.500	06/01/2037	149,599	167,369
FNMA Pool #942956	6.000	09/01/2037	130,493	146,838
FNMA Pool #966587	5.500	01/01/2038	177,133	198,174
FNMA Pool #AA3263	5.000	02/01/2039	251,751	282,448
FNMA Pool #AB2155	4.000	01/01/2041	153,528	163,164
FNMA Pool #AB4295	3.500	01/01/2042	376,052	387,704
FNMA Pool #AB4490	3.000	02/01/2027	406,174	422,437
FNMA Pool #AB8896	3.000	04/01/2043	483,200	477,908
FNMA Pool #AC1607	4.500	08/01/2039	371,350	402,428
FNMA Pool #AD1662	5.000	03/01/2040	478,449	537,436
FNMA Pool #AD7078	4.500	06/01/2025	138,724	148,546
FNMA Pool #AE0216	4.000	08/01/2040	110,008	116,913
FNMA Pool #AE0949	4.000	02/01/2041	513,262	545,478
FNMA Pool #AE8406	3.500	11/01/2040	104,009	107,231
FNMA Pool #AH6920	4.500	04/01/2041	273,507	296,330
FNMA Pool #AI2408	4.000	05/01/2026	521,955	559,236
FNMA Pool #AI3402	5.000	05/01/2041	567,190	631,932
FNMA Pool #AI5868	4.500	07/01/2041	135,725	147,095
FNMA Pool #AJ6927	3.500	11/01/2041	151,700	156,401
FNMA Pool #AJ7524	3.000	01/01/2027	205,911	214,156
FNMA Pool #AJ9199	4.000	01/01/2042	581,452	618,344
FNMA Pool #AK3929	3.500	04/01/2042	216,550	223,259
FNMA Pool #AK6980	2.500	03/01/2027	305,657	310,892
FNMA Pool #AO0937	3.000	04/01/2027	214,058	222,629
FNMA Pool #AO7151	3.000	08/01/2042	380,204	376,040
FNMA Pool #AP2658	3.500	08/01/2042	419,203	432,191
FNMA Pool #AP6380	3.500	09/01/2042	421,932	435,005
FNMA Pool #AQ1185	3.000	10/01/2042	901,761	891,886
FNMA Pool #AQ7447	2.500	01/01/2028	432,353	439,758
FNMA Pool #AR9391	3.500	05/01/2043	247,436	255,103
FNMA Pool #AS1355	2.500	12/01/2028	241,099	245,229
FNMA Pool #AT2723	3.000	05/01/2043	474,816	469,617
FNMA Pool #AU1912	3.000	08/01/2043	238,464	235,853
FNMA Pool #AU8391	2.500	09/01/2028	478,112	486,300
FNMA Pool #AV0699	3.500	12/01/2043	245,377	252,980

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
INVESTMENT GRADE BOND PORTFOLIO (continued)

June 30, 2014 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (95.6%) (continued)
Mortgage-Backed and Asset-Backed Securities (32.1%) (continued)
FNMA Pool #MA0533	4.000%	10/01/2040	$388,064	$412,421
FNMA Pool #MA0967	4.500	12/01/2041	597,287	647,128
FNMA Pool #MA1027	3.500	04/01/2042	174,576	179,985
FNMA Pool #MA1103	3.500	07/01/2042	379,135	390,883
FNMA Pool #MA1396	3.500	03/01/2043	235,544	242,842
GNMA Pool #443216	8.000	07/15/2027	6,965	7,303
GNMA Pool #457453	7.500	10/15/2027	3,634	3,693
GNMA Pool #479743	7.500	11/15/2030	8,591	9,037
GNMA Pool #511723	7.500	10/15/2030	10,150	10,434
GNMA Pool #511778	7.500	11/15/2030	34,546	39,379
GNMA Pool #540356	7.000	05/15/2031	29,040	32,602
GNMA Pool #542083	7.000	01/15/2031	7,021	7,489
GNMA Pool #552466	6.500	03/15/2032	37,369	43,578
GNMA Pool #574395	6.000	01/15/2032	173,563	198,834
GNMA Pool #577653	6.000	08/15/2032	33,662	37,866
GNMA Pool #585467	6.000	08/15/2032	76,252	86,252
GNMA Pool #591025	6.500	10/15/2032	32,835	37,307
GNMA Pool #717081	4.500	05/15/2039	463,312	505,127
GNMA Pool #718832	5.500	09/15/2039	288,192	323,695
GNMA Pool #719238	4.000	07/15/2040	958,637	1,025,635
GNMA Pool #721035	4.000	12/15/2039	43,397	46,430
GNMA Pool #723622	4.500	01/15/2040	132,601	144,951
GNMA Pool #728451	5.000	12/15/2039	231,677	256,618
GNMA Pool #729037	5.000	02/15/2040	364,479	402,396
GNMA Pool #737644	4.500	11/15/2040	320,943	351,150
GNMA Pool #738425	4.500	06/15/2041	131,936	144,209
GNMA Pool #738519	4.500	07/15/2041	114,609	125,247
GNMA Pool #760376	5.000	09/15/2041	35,881	39,460
GNMA Pool #762133	4.500	04/15/2041	216,117	236,127
GNMA Pool #773114	4.000	09/15/2041	150,727	161,262
GNMA Pool #778792	3.500	01/15/2042	203,033	211,615
GNMA Pool #779240	3.500	05/15/2042	194,397	202,554
GNMA Pool #782563	5.000	02/15/2039	124,937	137,401
GNMA Pool #796303	3.500	09/15/2042	429,685	447,660
GNMA Pool #AA2972	3.000	08/15/2042	425,538	429,583
GNMA Pool #AA6098	3.500	02/15/2043	338,285	352,437
GNMA Pool #AA6408	3.000	05/15/2043	481,710	486,289
GNMA Pool #AA7865	3.500	06/15/2042	155,890	162,412
GNMA Pool #AF4935	3.000	08/15/2043	698,319	704,958
GNMA Pool #AF5077	3.500	08/15/2043	240,051	250,094
Hertz Vehicle Financing LLC, Ser. 2011-1A, Cl. A2, 144A2	3.290	03/25/2018	500,000	524,320
JPMorgan Mortgage Trust 2013-2, Ser. 2013-2, Cl. A2, 144A1,2	3.500	05/25/2043	891,752	896,721
TIAA Seasoned Commercial Mortgage Trust, Ser. 2007-C4, Cl. A3[1]	5.562	08/15/2039	94,395	95,864
Total mortgage-backed and asset-backed securities (cost: $33,012,073)				33,884,331
Municipal Bonds (1.1%)
District of Columbia	5.591	12/01/2034	250,000	301,767
Texas Transportation Commission State Highway Fund	5.178	04/01/2030	750,000	882,225
Total municipal bonds (cost: $1,139,132)				1,183,992
Corporate Obligations (25.7%)
Aerospace & Defense (1.0%)
Spirit Aerosystems, Inc.	6.750	12/15/2020	500,000	537,500
Triumph Group, Inc., Sr. Notes, 144A2	4.875	04/01/2021	500,000	498,750
				1,036,250
Banks (6.2%)
Bank of America Corp.	2.600	01/15/2019	500,000	505,881
Branch Banking & Trust Co.	2.850	04/01/2021	500,000	505,540

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
INVESTMENT GRADE BOND PORTFOLIO (continued)

June 30, 2014 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (95.6%) (continued)
Corporate Obligations (25.7%) (continued)
Citigroup, Inc.	2.550%	04/08/2019	$500,000	$503,910
Discover Bank, Sr. Unsec'd. Notes	2.000	02/21/2018	1,000,000	1,005,957
Goldman Sachs Group, Inc. (The), Ser. GLOB, Sr. Unsec'd. Notes	2.375	01/22/2018	500,000	507,768
Goldman Sachs Group, Inc. (The), Ser. MTN	3.850	07/08/2024	500,000	499,340
HSBC Holdings PLC	4.250	03/14/2024	500,000	514,563
JPMorgan Chase & Co., Ser. V1	5.000	12/29/2049	500,000	498,147
Morgan Stanley	2.500	01/24/2019	500,000	505,600
PNC Financial Services Group, Inc. (The), Ser. R1	4.850	05/29/2049	500,000	480,625
Union Bank NA, Sub. Notes, MTN	5.950	05/11/2016	500,000	546,185
US Bancorp	3.700	01/30/2024	500,000	517,789
				6,591,305
Chemicals (0.5%)
Mosaic Co. (The)	5.450	11/15/2033	500,000	560,268
Commercial Services (0.5%)
ERAC USA Finance LLC, Gtd. Notes, 144A2	3.300	10/15/2022	500,000	494,894
Diversified Financial Services (1.3%)
Ford Motor Credit Co. LLC, Sr. Unsec'd. Notes	5.750	02/01/2021	750,000	872,465
Textron Financial Corp., Jr. Sub. Notes, 144A1,2	6.000	02/15/2067	500,000	455,000
				1,327,465
Electric (4.0%)
Great Plains Energy, Inc., Sr. Unsec'd. Notes	5.292	06/15/2022	1,000,000	1,143,088
NV Energy, Inc., Sr. Unsec'd. Notes	6.250	11/15/2020	1,083,000	1,278,101
Public Service Co. of New Mexico	7.950	05/15/2018	500,000	600,302
Puget Energy, Inc., Sr. Sec'd. Notes	6.000	09/01/2021	1,000,000	1,178,511
				4,200,002
Environmental Control (1.2%)
Waste Management, Inc.	7.375	05/15/2029	1,000,000	1,322,558
Food (0.5%)
General Mills, Inc.	3.150	12/15/2021	500,000	510,330
Insurance (1.5%)
Allstate Corp. (The)[1]	5.750	08/15/2053	500,000	537,027
American International Group, Inc.	4.125	02/15/2024	500,000	526,318
Metropolitan Life Global Funding I, Sec'd. Notes, 144A2	3.000	01/10/2023	500,000	496,057
				1,559,402
Iron/Steel (0.5%)
Steel Dynamics, Inc.	5.250	04/15/2023	500,000	517,500
Media (1.0%)
Comcast Corp., Gtd. Notes	4.250	01/15/2033	1,000,000	1,027,235
Oil & Gas (2.8%)
Continental Resources, Inc., Gtd. Notes	5.000	09/15/2022	1,000,000	1,087,500
Noble Energy, Inc., Sr. Unsec'd. Notes	6.000	03/01/2041	500,000	601,661
Union Pacific Resources Group, Inc., Sr. Unsec'd. Notes	7.050	05/15/2018	600,000	673,199
Valero Energy Corp., Gtd. Notes	6.625	06/15/2037	500,000	621,268
				2,983,628
Pharmaceuticals (0.9%)
Actavis, Inc.	3.250	10/01/2022	500,000	491,238
Zoetis, Inc., Sr. Unsec'd. Notes, 144A2	1.875	02/01/2018	500,000	501,125
				992,363
Pipelines (1.0%)
Spectra Energy Partners LP	4.750	03/15/2024	500,000	541,706
Williams Partners LP	3.900	01/15/2025	500,000	502,307
				1,044,013
Retail (1.1%)
Wal-Mart Stores, Inc., Sr. Unsec'd. Notes	5.250	09/01/2035	1,000,000	1,156,994
Telecommunications (1.2%)
AT&T, Inc., Sr. Unsec'd. Notes	2.625	12/01/2022	500,000	479,080
Verizon Communications, Inc.	5.050	03/15/2034	750,000	800,450
				1,279,530

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
INVESTMENT GRADE BOND PORTFOLIO (continued)

June 30, 2014 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (95.6%) (continued)
Corporate Obligations (25.7%) (continued)
Trucking & Leasing (0.5%)
Aviation Capital Group Corp., Sr. Unsec'd. Notes, 144A2	4.625%	01/31/2018	$500,000	$527,367
Total corporate obligations (cost: $26,359,303)				27,131,104
Total long-term notes and bonds (cost: $98,106,145)				100,965,136
Short-Term Notes and Bonds[3] (1.9%)
U.S. Government and Agency Obligations (1.9%)
U.S. Treasury Notes	2.125	05/31/2015	1,500,000	1,527,187
U.S. Treasury Notes	1.875	06/30/2015	500,000	508,594
Total U.S. government & agency obligations (cost: $2,000,846)				2,035,781
Mortgage-Backed and Asset-Backed Securities (0.0%)#
FHLMC Gold Pool #E77962	6.500	07/01/2014	133	133
FHLMC Gold Pool #E78727	6.500	10/01/2014	17	17
				150
Total mortgage-backed and asset-backed securities (cost: $150)				150
Total short-term notes and bonds (cost: $2,000,996)				2,035,931
			Shares
Money Market Mutual Funds (1.6%)
BlackRock Liquidity TempFund Portfolio, 0.03%[4]			1,650,000	1,650,000
Total money market mutual funds (cost: $1,650,000)				1,650,000
Total investments (99.6%) (cost: $102,257,141)				105,175,067
Other assets in excess of liabilities (0.4%)				435,472
Net assets (100.0%)				$105,610,539

The following abbreviations are used in the portfolio descriptions:

CMO – Collateralized Mortgage Obligation

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

LLC – Limited Liability Corporation

LP – Limited Partnership

MTN – Medium Term Note

PLC – Public Limited Company

#  Amount represents less than 0.05%.

1  Indicates a variable rate security. The interest rate shown reflects the rate in effect at June 30, 2014.

2  Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, Series 144A securities are deemed to be liquid.

3  The interest rate for short-term notes reflects the yields for those securities as of June 30, 2014.

4  The rate shown reflects the seven day yield as of June 30, 2014.

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

REPRESENTATION OF INVESTMENTS
INVESTMENT GRADE BOND PORTFOLIO

June 30, 2014 (unaudited)

Industry	% of Total Net Assets
U.S. Government and Agency Obligations	38.6%
Mortgage-Backed and Asset-Backed Securities	32.1
Banks	6.7
Electric	4.0
Oil & Gas	2.8
Money Market Mutual Funds	1.6
Insurance	1.5
Diversified Financial Services	1.3
Environmental Control	1.2
Telecommunications	1.2
Municipal	1.1
Retail	1.1
Aerospace & Defense	1.0
Media	1.0
Pipelines	1.0
Pharmaceuticals	0.9
Chemicals	0.5
Commercial Services	0.5
Food	0.5
Iron/Steel	0.5
Trucking & Leasing	0.5
99.6
Other assets in excess of liabilities	0.4
Net Assets	100.0%

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
ASSET DIRECTOR PORTFOLIO

June 30, 2014 (unaudited)

Description	Shares	Value
Preferred Stock (0.2%)
Banks (0.2%)
State Street Corp., Series D, 5.900%[1]	20,000	$524,000
Total preferred stock (cost: $500,000)		524,000
Common Stocks (54.9%)
Aerospace & Defense (0.9%)
General Dynamics Corp.	16,000	1,864,800
Precision Castparts Corp.	3,800	959,120
		2,823,920
Agriculture (1.2%)
Archer-Daniels-Midland Co.	87,200	3,846,392
Apparel (1.6%)
Columbia Sportswear Co.	21,700	1,793,505
Wolverine World Wide, Inc.	120,400	3,137,624
		4,931,129
Auto Parts and Equipment (1.2%)
Magna International, Inc.	36,200	3,900,550
Banks (7.5%)
Bank of Hawaii Corp.	57,900	3,398,151
Bank of New York Mellon Corp. (The)	125,800	4,714,984
Citigroup, Inc.	23,252	1,095,169
JPMorgan Chase & Co.	68,440	3,943,513
Northern Trust Corp.	70,200	4,507,542
U.S. Bancorp	147,000	6,368,040
		24,027,399
Beverages (0.4%)
Coca-Cola Co. (The)	27,200	1,152,192
Biotechnology (0.9%)
Amgen, Inc.	25,200	2,982,924
Chemicals (0.3%)
Agrium, Inc.	9,900	907,137
Commercial Services (0.5%)
Robert Half International, Inc.	35,600	1,699,544
Computers & Peripherals (1.1%)
Apple, Inc.	37,800	3,512,754
Diversified Financial Services (1.7%)
Franklin Resources, Inc.	34,100	1,972,344
Investment Technology Group, Inc.[2]	57,500	970,600
Janus Capital Group, Inc.	119,100	1,486,368
T Rowe Price Group, Inc.	11,500	970,715
		5,400,027
Electronics (0.8%)
Daktronics, Inc.	700	8,344
FLIR Systems, Inc.	76,000	2,639,480
		2,647,824
Food (0.9%)
Fresh Del Monte Produce, Inc.	26,900	824,485
Sysco Corp.	57,900	2,168,355
		2,992,840
Healthcare Products (3.8%)
Baxter International, Inc.	41,400	2,993,220
Medtronic, Inc.	73,800	4,705,488
Thoratec Corp.[2]	24,700	861,042
Zimmer Holdings, Inc.	35,000	3,635,100
		12,194,850
Insurance (0.1%)
Aegon NV	28,586	250,699
Iron/Steel (1.3%)
Nucor Corp.	84,200	4,146,850
Description	Shares	Value
Machinery-Diversified (0.8%)
Cummins, Inc.	17,500	$2,700,075
Metal Fabricate/Hardware (0.5%)
Valmont Industries, Inc.	9,500	1,443,525
Metals & Mining (0.4%)
Southern Copper Corp.	39,400	1,196,578
Miscellaneous Manufacturing (5.0%)
Carlisle Cos., Inc.	49,700	4,305,014
Crane Co.	47,500	3,532,100
General Electric Co.	201,400	5,292,792
Illinois Tool Works, Inc.	33,000	2,889,480
		16,019,386
Oil & Gas (6.8%)
ConocoPhillips	47,300	4,055,029
Ensco PLC, Class A	16,500	916,905
Exxon Mobil Corp.	45,100	4,540,668
Occidental Petroleum Corp.	20,000	2,052,600
Phillips 66	32,300	2,597,889
Royal Dutch Shell PLC ADR	14,350	1,182,010
Tidewater, Inc.	70,150	3,938,923
Valero Energy Corp.	45,200	2,264,520
		21,548,544
Pharmaceuticals (3.9%)
Johnson & Johnson	31,900	3,337,378
McKesson Corp.	22,600	4,208,346
Merck & Co., Inc.	51,700	2,990,845
Pfizer, Inc.	65,200	1,935,136
		12,471,705
Retail (1.0%)
Home Depot, Inc. (The)	10,300	833,888
Kohl's Corp.	43,700	2,302,116
		3,136,004
Semiconductors (7.2%)
Applied Materials, Inc.	80,100	1,806,255
Intel Corp.	136,600	4,220,940
KLA-Tencor Corp.	17,600	1,278,464
Maxim Integrated Products, Inc.	94,200	3,184,902
Microchip Technology, Inc.	59,300	2,894,433
QUALCOMM, Inc.	54,700	4,332,240
Skyworks Solutions, Inc.	61,600	2,892,736
Texas Instruments, Inc.	45,300	2,164,887
		22,774,857
Software (2.1%)
Autodesk, Inc.[2]	10,500	591,990
Microsoft Corp.	52,900	2,205,930
Oracle Corp.	92,700	3,757,131
		6,555,051
Specialty Retail (0.1%)
CST Brands, Inc.	8,711	300,529
Telecommunications (1.0%)
Cisco Systems, Inc.	82,900	2,060,065
Corning, Inc.	57,000	1,251,150
		3,311,215
Toys/Games/Hobbies (0.0%)#
Mattel, Inc.	2,300	89,631
Transportation (1.9%)
Norfolk Southern Corp.	17,400	1,792,722
Werner Enterprises, Inc.	157,500	4,175,325
		5,968,047
Total common stocks (cost: $115,303,766)		174,932,178

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
ASSET DIRECTOR PORTFOLIO (continued)

June 30, 2014 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (33.2%)
U.S. Government and Agency Obligations (13.9%)
Federal Farm Credit Bank	1.850%	04/20/2020	$1,000,000	$995,237
Federal Home Loan Banks	4.875	09/08/2017	500,000	559,666
Federal Home Loan Banks	2.375	12/13/2019	500,000	510,225
FHLMC	3.750	03/27/2019	750,000	824,257
FNMA	5.250	09/15/2016	500,000	550,476
FNMA	5.375	06/12/2017	500,000	564,819
U.S. Treasury Bonds	2.000	11/30/2020	300,000	299,836
U.S. Treasury Bonds	2.000	02/15/2022	1,000,000	984,453
U.S. Treasury Bonds	5.250	11/15/2028	300,000	384,281
U.S. Treasury Bonds	5.375	02/15/2031	325,000	426,715
U.S. Treasury Bonds	3.500	02/15/2039	600,000	626,063
U.S. Treasury Bonds	4.375	11/15/2039	550,000	658,625
U.S. Treasury Bonds	4.375	05/15/2041	550,000	661,203
U.S. Treasury Bonds	3.750	08/15/2041	500,000	543,125
U.S. Treasury Bonds	3.125	02/15/2042	500,000	483,750
U.S. Treasury Bonds	3.000	05/15/2042	500,000	471,562
U.S. Treasury Bonds	3.125	02/15/2043	300,000	288,797
U.S. Treasury Bonds	2.875	05/15/2043	250,000	228,438
U.S. Treasury Bonds	3.625	08/15/2043	400,000	422,500
U.S. Treasury Bonds	3.625	02/15/2044	500,000	527,656
U.S. Treasury Notes	1.750	07/31/2015	500,000	508,633
U.S. Treasury Notes	1.250	08/31/2015	1,000,000	1,012,812
U.S. Treasury Notes	0.250	09/15/2015	2,000,000	2,002,032
U.S. Treasury Notes	2.000	01/31/2016	500,000	513,535
U.S. Treasury Notes	0.375	02/15/2016	2,000,000	2,002,344
U.S. Treasury Notes	2.125	02/29/2016	500,000	515,000
U.S. Treasury Notes	0.500	06/15/2016	3,250,000	3,254,063
U.S. Treasury Notes	1.500	06/30/2016	500,000	510,312
U.S. Treasury Notes	3.250	07/31/2016	125,000	132,158
U.S. Treasury Notes	1.000	09/30/2016	600,000	605,813
U.S. Treasury Notes	0.625	10/15/2016	2,000,000	2,002,032
U.S. Treasury Notes	1.000	10/31/2016	750,000	757,031
U.S. Treasury Notes	0.625	12/15/2016	700,000	699,617
U.S. Treasury Notes	4.625	02/15/2017	500,000	551,015
U.S. Treasury Notes	0.875	04/30/2017	1,500,000	1,502,696
U.S. Treasury Notes	3.125	04/30/2017	250,000	266,172
U.S. Treasury Notes	0.625	09/30/2017	600,000	592,547
U.S. Treasury Notes	1.875	10/31/2017	500,000	513,867
U.S. Treasury Notes	0.750	02/28/2018	1,750,000	1,722,520
U.S. Treasury Notes	0.750	03/31/2018	1,000,000	982,500
U.S. Treasury Notes	1.000	05/31/2018	750,000	741,856
U.S. Treasury Notes	2.375	06/30/2018	700,000	729,586
U.S. Treasury Notes	1.375	09/30/2018	600,000	599,250
U.S. Treasury Notes	1.750	10/31/2018	550,000	557,820
U.S. Treasury Notes	1.250	11/30/2018	500,000	495,469
U.S. Treasury Notes	2.750	02/15/2019	1,000,000	1,055,234
U.S. Treasury Notes	3.125	05/15/2019	750,000	804,316
U.S. Treasury Notes	1.125	05/31/2019	500,000	488,711
U.S. Treasury Notes	3.375	11/15/2019	600,000	651,937
U.S. Treasury Notes	1.250	02/29/2020	750,000	727,266
U.S. Treasury Notes	1.125	03/31/2020	500,000	480,508
U.S. Treasury Notes	1.375	05/31/2020	500,000	486,055
U.S. Treasury Notes	1.875	06/30/2020	250,000	249,766
U.S. Treasury Notes	2.625	08/15/2020	250,000	260,156
U.S. Treasury Notes	3.125	05/15/2021	1,300,000	1,387,851
U.S. Treasury Notes	2.125	08/15/2021	800,000	799,500
U.S. Treasury Notes	2.000	02/15/2023	1,000,000	970,938
U.S. Treasury Notes	1.750	05/15/2023	500,000	473,594
U.S. Treasury Notes	2.500	08/15/2023	500,000	502,969
U.S. Treasury Notes	2.750	11/15/2023	300,000	307,477
Total U.S. government and agency obligations (cost: $43,647,329)				44,428,642

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
ASSET DIRECTOR PORTFOLIO (continued)

June 30, 2014 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (33.2%) (continued)
Mortgage-Backed and Asset-Backed Securities (10.1%)
Avis Budget Rental Car Funding (AESOP) LLC, Ser. 2011-5A, Cl. A, 144A3	3.270%	02/20/2018	$500,000	$523,432
Banc of America Commercial Mortgage, Inc., Ser. 2006-5, Cl. AAB	5.379	09/10/2047	135,624	136,092
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW14, Cl. A3	5.209	12/11/2038	167,970	168,506
Farmer Mac Guaranteed Notes Trust 2007-1, 144A3	5.125	04/19/2017	500,000	556,485
FHLMC CMO, Ser. 2009-3589, Cl. PA	4.500	09/15/2039	187,383	199,257
FHLMC	5.000	02/16/2017	500,000	553,481
FHLMC	1.000	03/08/2017	500,000	501,724
FHLMC	1.000	09/29/2017	500,000	498,969
FHLMC	1.250	08/01/2019	500,000	489,285
FHLMC Gold Pool #A11823	5.000	08/01/2033	102,975	113,957
FHLMC Gold Pool #A14499	6.000	10/01/2033	35,373	39,748
FHLMC Gold Pool #A16641	5.500	12/01/2033	61,951	69,634
FHLMC Gold Pool #A42106	6.500	01/01/2036	76,310	85,989
FHLMC Gold Pool #A42908	6.000	02/01/2036	12,819	14,462
FHLMC Gold Pool #A51101	6.000	07/01/2036	13,978	15,689
FHLMC Gold Pool #A56247	6.000	01/01/2037	94,469	106,072
FHLMC Gold Pool #A58278	5.000	03/01/2037	63,114	69,845
FHLMC Gold Pool #A58965	5.500	04/01/2037	87,058	97,040
FHLMC Gold Pool #A71576	6.500	01/01/2038	102,283	115,256
FHLMC Gold Pool #A91064	4.500	02/01/2040	583,860	632,553
FHLMC Gold Pool #B12969	4.500	03/01/2019	57,165	60,631
FHLMC Gold Pool #B19462	5.000	07/01/2020	25,045	26,595
FHLMC Gold Pool #C01086	7.500	11/01/2030	3,470	3,976
FHLMC Gold Pool #C01271	6.500	12/01/2031	8,797	10,105
FHLMC Gold Pool #C01302	6.500	11/01/2031	4,541	5,117
FHLMC Gold Pool #C01676	6.000	11/01/2033	22,680	25,772
FHLMC Gold Pool #C03478	4.500	06/01/2040	545,217	590,447
FHLMC Gold Pool #C03520	4.000	09/01/2040	426,788	452,747
FHLMC Gold Pool #C09013	3.000	09/01/2042	468,604	462,811
FHLMC Gold Pool #C14872	6.500	09/01/2028	5,188	5,846
FHLMC Gold Pool #C20853	6.000	01/01/2029	97,336	110,729
FHLMC Gold Pool #C56017	6.500	03/01/2031	96,965	111,886
FHLMC Gold Pool #C61802	5.500	12/01/2031	8,138	9,071
FHLMC Gold Pool #C65255	6.500	03/01/2032	9,865	11,116
FHLMC Gold Pool #C68790	6.500	07/01/2032	14,668	16,528
FHLMC Gold Pool #C74741	6.000	12/01/2032	15,774	17,958
FHLMC Gold Pool #C79886	6.000	05/01/2033	121,321	137,406
FHLMC Gold Pool #E00878	6.500	07/01/2015	1,290	1,306
FHLMC Gold Pool #E01007	6.000	08/01/2016	2,796	2,898
FHLMC Gold Pool #E02735	3.500	10/01/2025	252,874	268,045
FHLMC Gold Pool #E85353	6.000	09/01/2016	10,369	10,712
FHLMC Gold Pool #E95159	5.500	03/01/2018	13,807	14,660
FHLMC Gold Pool #E95734	5.000	03/01/2018	53,167	56,436
FHLMC Gold Pool #G01477	6.000	12/01/2032	85,710	97,378
FHLMC Gold Pool #G01727	6.000	08/01/2034	212,682	241,787
FHLMC Gold Pool #G02060	6.500	01/01/2036	161,867	182,397
FHLMC Gold Pool #G08087	6.000	10/01/2035	51,735	58,697
FHLMC Gold Pool #G11753	5.000	08/01/2020	62,730	67,764
FHLMC Gold Pool #G18376	4.000	01/01/2026	175,439	188,012
FHLMC Gold Pool #J05930	5.500	03/01/2021	26,156	27,777
FHLMC Gold Pool #Q14998	3.500	01/01/2043	426,366	438,822
FHLMC Gold Pool #Q17913	3.000	04/01/2043	474,726	468,849
FHLMC Gold Pool #Q23658	4.000	12/01/2043	244,649	259,529
FNMA Pool #357269	5.500	09/01/2017	25,861	27,466
FNMA Pool #357637	6.000	11/01/2034	27,837	31,324
FNMA Pool #545929	6.500	08/01/2032	13,345	15,450
FNMA Pool #555591	5.500	07/01/2033	26,261	29,530
FNMA Pool #574922	6.000	04/01/2016	213	218

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
ASSET DIRECTOR PORTFOLIO (continued)

June 30, 2014 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (33.2%) (continued)
Mortgage-Backed and Asset-Backed Securities (10.1%) (continued)
FNMA Pool #579170	6.000%	04/01/2016	$655	$656
FNMA Pool #584953	7.500	06/01/2031	5,063	5,136
FNMA Pool #651220	6.500	07/01/2032	4,701	5,312
FNMA Pool #725793	5.500	09/01/2019	159,531	171,045
FNMA Pool #890258	3.000	12/01/2025	411,512	427,989
FNMA Pool #910446	6.500	01/01/2037	46,621	52,687
FNMA Pool #914468	5.500	04/01/2037	169,721	189,881
FNMA Pool #915258	5.500	04/01/2037	174,511	195,240
FNMA Pool #922224	5.500	12/01/2036	158,695	178,898
FNMA Pool #936760	5.500	06/01/2037	149,599	167,369
FNMA Pool #942956	6.000	09/01/2037	65,246	73,419
FNMA Pool #945882	6.000	08/01/2037	109,191	122,910
FNMA Pool #AA2238	4.000	05/01/2024	85,819	91,765
FNMA Pool #AA3263	5.000	02/01/2039	251,751	282,448
FNMA Pool #AB1241	3.500	07/01/2025	188,517	200,214
FNMA Pool #AB4295	3.500	01/01/2042	376,052	387,704
FNMA Pool #AB4490	3.000	02/01/2027	20,412	21,230
FNMA Pool #AC8326	5.000	07/01/2040	615,889	684,565
FNMA Pool #AD0311	5.000	05/01/2038	367,711	409,064
FNMA Pool #AD1662	5.000	03/01/2040	478,449	537,436
FNMA Pool #AD7078	4.500	06/01/2025	138,724	148,546
FNMA Pool #AE0216	4.000	08/01/2040	110,008	116,913
FNMA Pool #AE0949	4.000	02/01/2041	513,262	545,478
FNMA Pool #AE2575	4.000	09/01/2040	336,541	357,664
FNMA Pool #AH5013	4.500	02/01/2041	402,134	441,160
FNMA Pool #AH6228	4.500	03/01/2041	495,470	543,193
FNMA Pool #AH8003	3.500	03/01/2041	129,468	133,479
FNMA Pool #AH9170	4.500	05/01/2041	308,355	335,534
FNMA Pool #AI5868	4.500	07/01/2041	135,725	147,095
FNMA Pool #AJ1954	4.000	10/01/2041	229,243	243,819
FNMA Pool #AJ6927	3.500	11/01/2041	151,700	156,401
FNMA Pool #AJ7524	3.000	01/01/2027	205,912	214,156
FNMA Pool #AJ7717	3.000	12/01/2026	165,282	171,900
FNMA Pool #AK0685	4.000	01/01/2042	352,878	378,174
FNMA Pool #AK3929	3.500	04/01/2042	216,550	223,259
FNMA Pool #AK6980	2.500	03/01/2027	305,657	310,892
FNMA Pool #AO7151	3.000	08/01/2042	380,204	376,040
FNMA Pool #AP2658	3.500	08/01/2042	419,203	432,191
FNMA Pool #AQ1185	3.000	10/01/2042	450,880	445,943
FNMA Pool #AQ7447	2.500	01/01/2028	432,353	439,758
FNMA Pool #AR4154	2.500	02/01/2028	470,626	478,687
FNMA Pool #AR9391	3.500	05/01/2043	247,436	255,103
FNMA Pool #AS1355	2.500	12/01/2028	241,099	245,229
FNMA Pool #AT2723	3.000	05/01/2043	474,817	469,617
FNMA Pool #AT4473	3.000	07/01/2043	488,843	483,489
FNMA Pool #AU1960	3.000	07/01/2043	247,178	244,477
FNMA Pool #AU3428	3.500	08/01/2043	239,677	247,104
FNMA Pool #AV0699	3.500	12/01/2043	245,377	252,980
FNMA Pool #MA0517	4.000	09/01/2020	382,581	406,671
FNMA Pool #MA0699	4.000	04/01/2041	279,014	296,527
FNMA Pool #MA1027	3.500	04/01/2042	174,576	179,985
FNMA Pool #MA1103	3.500	07/01/2042	379,135	390,883
GNMA Pool #424578	6.500	04/15/2026	54,336	61,949
GNMA Pool #431962	6.500	05/15/2026	5,420	6,160
GNMA Pool #436741	7.500	01/15/2027	7,212	8,118
GNMA Pool #443216	8.000	07/15/2027	3,643	3,820
GNMA Pool #479743	7.500	11/15/2030	8,591	9,037
GNMA Pool #511778	7.500	11/15/2030	13,518	15,409
GNMA Pool #515965	4.000	11/15/2041	292,790	313,253
GNMA Pool #542083	7.000	01/15/2031	35,104	37,444
GNMA Pool #552466	6.500	03/15/2032	17,439	20,336

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
ASSET DIRECTOR PORTFOLIO (continued)

June 30, 2014 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (33.2%) (continued)
Mortgage-Backed and Asset-Backed Securities (10.1%) (continued)
GNMA Pool #574395	6.000%	01/15/2032	$17,016	$19,494
GNMA Pool #690843	5.000	05/15/2038	101,185	111,226
GNMA Pool #718832	5.500	09/15/2039	229,692	257,988
GNMA Pool #727811	4.500	07/15/2040	548,634	598,502
GNMA Pool #729037	5.000	02/15/2040	364,479	402,396
GNMA Pool #737644	4.500	11/15/2040	320,943	351,150
GNMA Pool #738425	4.500	06/15/2041	65,968	72,105
GNMA Pool #738535	4.000	07/15/2041	250,000	267,472
GNMA Pool #739222	4.000	07/15/2040	54,827	58,659
GNMA Pool #741125	4.000	07/15/2040	48,256	51,629
GNMA Pool #741151	4.500	09/15/2040	220,956	241,445
GNMA Pool #741682	4.000	07/15/2041	165,644	177,221
GNMA Pool #741872	4.000	05/15/2040	245,066	262,193
GNMA Pool #762133	4.500	04/15/2041	216,117	236,127
GNMA Pool #778792	3.500	01/15/2042	203,033	211,615
GNMA Pool #779241	3.500	05/15/2042	418,875	436,451
GNMA Pool #782563	5.000	02/15/2039	124,937	137,401
GNMA Pool #796303	3.500	09/15/2042	429,685	447,660
GNMA Pool #AA2972	3.000	08/15/2042	425,538	429,583
GNMA Pool #AA6408	3.000	05/15/2043	240,855	243,145
GNMA Pool #AA7865	3.500	06/15/2042	155,890	162,412
GNMA Pool #AC4005	3.000	06/15/2043	239,340	241,615
GNMA Pool #AF4935	3.000	08/15/2043	232,773	234,986
GNMA Pool #AF5077	3.500	08/15/2043	240,051	250,094
GNMA Pool #AI0258	3.500	06/15/2044	250,000	260,491
Hertz Vehicle Financing LLC, Ser. 2011-1A, Cl. A2, 144A3	3.290	03/25/2018	500,000	524,320
JPMorgan Mortgage Trust 2013-2, Ser. 2013-2, Cl. A2, 144A1,3	3.500	05/25/2043	891,752	896,721
TIAA Seasoned Commercial Mortgage Trust, Ser. 2007-C4, Cl. A3[1]	5.565	08/15/2039	175,305	178,034
Total mortgage-backed and asset-backed securities (cost: $31,420,612)				32,090,250
Municipal Bonds (0.4%)
District of Columbia	5.591	12/01/2034	250,000	301,768
Texas Transportation Commission State Highway Fund	5.178	04/01/2030	750,000	882,225
Total municipal bonds (cost: $1,139,132)				1,183,993
Corporate Obligations (8.8%)
Aerospace & Defense (0.3%)
Spirit Aerosystems, Inc.	6.750	12/15/2020	500,000	537,500
Triumph Group, Inc., Sr. Notes, 144A3	4.875	04/01/2021	500,000	498,750
				1,036,250
Banks (2.2%)
Bank of America Corp.	2.600	01/15/2019	500,000	505,881
Branch Banking & Trust Co.	2.850	04/01/2021	500,000	505,540
Citigroup, Inc.	2.550	04/08/2019	500,000	503,910
Discover Bank, Sr. Unsec'd. Notes	2.000	02/21/2018	1,000,000	1,005,957
Goldman Sachs Group, Inc. (The), Ser. GLOB, Sr. Unsec'd. Notes	2.375	01/22/2018	500,000	507,768
Goldman Sachs Group, Inc. (The), Ser MTN	3.850	07/08/2024	500,000	499,340
HSBC Holdings PLC	4.250	03/14/2024	500,000	514,563
JPMorgan Chase & Co., Ser. V1	5.000	12/29/2049	500,000	498,147
Morgan Stanley	2.500	01/24/2019	500,000	505,600
PNC Financial Services Group, Inc. (The), Ser. R1	4.850	12/31/2049	500,000	480,625
Union Bank NA, Sub. Notes, MTN	5.950	05/11/2016	1,000,000	1,092,369
US Bancorp	3.700	01/30/2024	500,000	517,789
				7,137,489

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
ASSET DIRECTOR PORTFOLIO (continued)

June 30, 2014 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (33.2%) (continued)
Corporate Obligations (8.8%) (continued)
Chemicals (0.5%)
Dow Chemical Co. (The), Sr. Unsec'd. Notes	4.375%	11/15/2042	$1,000,000	$954,633
Mosaic Co. (The)	5.450	11/15/2033	500,000	560,268
				1,514,901
Commercial Services (0.4%)
ERAC USA Finance LLC, Gtd. Notes, 144A3	3.300	10/15/2022	500,000	494,894
Service Corp. International	6.750	04/01/2016	600,000	646,500
				1,141,394
Diversified Financial Services (0.4%)
Ford Motor Credit Co. LLC, Sr. Unsec'd. Notes	5.750	02/01/2021	750,000	872,465
Textron Financial Corp., Jr. Sub. Notes, 144A1,3	6.000	02/15/2067	500,000	455,000
				1,327,465
Electric (1.3%)
Great Plains Energy, Inc., Sr. Unsec'd. Notes	5.292	06/15/2022	1,000,000	1,143,088
NV Energy, Inc., Sr. Unsec'd. Notes	6.250	11/15/2020	1,083,000	1,278,101
Public Service Co. of New Mexico	7.950	05/15/2018	500,000	600,302
Puget Energy, Inc., Sr. Sec'd. Notes	6.000	09/01/2021	1,000,000	1,178,511
				4,200,002
Environmental Control (0.4%)
Waste Management, Inc.	7.375	05/15/2029	1,000,000	1,322,558
Food (0.2%)
General Mills, Inc.	3.150	12/15/2021	500,000	510,330
Insurance (0.5%)
Allstate Corp. (The)[1]	5.750	08/15/2053	500,000	537,027
American International Group, Inc.	4.125	02/15/2024	500,000	526,318
Metropolitan Life Global Funding I, Sec'd. Notes, 144A3	3.000	01/10/2023	500,000	496,057
				1,559,402
Iron/Steel (0.3%)
Arcelormittal, Sr. Unsec'd Notes	4.250	08/05/2015	500,000	513,125
Steel Dynamics, Inc.	5.250	04/15/2023	500,000	517,500
				1,030,625
Media (0.3%)
Comcast Corp., Gtd. Notes	4.250	01/15/2033	1,000,000	1,027,235
Oil & Gas (0.8%)
Continental Resources, Inc., Gtd. Notes	5.000	09/15/2022	1,000,000	1,087,500
Noble Energy, Inc., Sr. Unsec'd. Notes	6.000	03/01/2041	500,000	601,661
Union Pacific Resources Group, Inc., Sr. Unsec'd. Notes	7.050	05/15/2018	250,000	280,500
Valero Energy Corp., Gtd. Notes	6.625	06/15/2037	500,000	621,268
				2,590,929
Pharmaceuticals (0.3%)
Actavis, Inc.	3.250	10/01/2022	500,000	491,238
Zoetis, Inc., Sr. Unsec'd. Notes, 144A3	1.875	02/01/2018	500,000	501,125
				992,363
Pipelines (0.3%)
Spectra Energy Partners LP	4.750	03/15/2024	500,000	541,706
Williams Partners LP	3.900	01/15/2025	500,000	502,307
				1,044,013
Telecommunications (0.4%)
AT&T, Inc., Sr. Unsec'd. Notes	2.625	12/01/2022	500,000	479,080
Verizon Communications, Inc.	5.050	03/15/2034	750,000	800,450
				1,279,530
Trucking & Leasing (0.2%)
Aviation Capital Group Corp., Sr. Unsec'd. Notes, 144A3	4.625	01/31/2018	500,000	527,367
Total corporate obligations (cost: $27,416,151)				28,241,853
Total long-term notes and bonds (cost: $103,623,224)				105,944,738

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
ASSET DIRECTOR PORTFOLIO (continued)

June 30, 2014 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Short-Term Notes and Bonds[4] (2.9%)
U.S. Government and Agency Obligations (2.9%)
U.S. Treasury Notes	0.250%	08/31/2014	$2,000,000	$2,000,546
U.S. Treasury Notes	0.250	09/30/2014	1,000,000	1,000,469
U.S. Treasury Notes	0.500	10/15/2014	950,000	951,188
U.S. Treasury Notes	2.125	11/30/2014	200,000	201,695
U.S. Treasury Notes	2.500	03/31/2015	800,000	814,406
U.S. Treasury Notes	0.250	03/31/2015	1,000,000	1,001,133
U.S. Treasury Notes	0.250	05/15/2015	1,000,000	1,001,250
U.S. Treasury Notes	0.250	05/31/2015	1,000,000	1,001,250
U.S. Treasury Notes	0.375	06/30/2015	500,000	501,172
U.S. Treasury Notes	1.875	06/30/2015	700,000	712,032
Total U.S. government & agency obligations (cost: $9,150,997)				9,185,141
Mortgage-Backed and Asset-Backed Securities (0.0%)#
FHLMC Gold Pool #E77962	6.500	07/01/2014	50	50
Total mortgage-backed and asset-backed securities (cost: $50)				50
Total short-term notes and bonds (cost: $9,151,047)				9,185,191
			Shares
Exchange-Traded Funds (4.1%)
iShares Russell Midcap Growth Index Fund			27,700	2,480,812
iShares S&P 500 Growth Index Fund			47,800	5,028,082
iShares S&P Midcap 400 Growth Index Fund			27,000	4,241,160
iShares S&P Smallcap 600 Growth Index Fund			10,700	1,292,453
Total exchange-traded funds (cost: $6,210,649)				13,042,507
Money Market Mutual Funds (2.6%)
BlackRock Liquidity TempFund Portfolio, 0.03%[5]			8,175,000	8,175,000
Total money market mutual funds (cost: $8,175,000)				8,175,000
Mutual Funds (2.0%)
Vanguard Growth Index Fund			134,800	6,357,168
Total mutual funds (cost: $4,259,680)				6,357,168
Total investments (99.9%) (cost: $247,223,366)				318,160,782
Other assets in excess of liabilities (0.1%)				377,471
Net assets (100.0%)				$318,538,253

The following abbreviations are used in the portfolio descriptions:

ADR – American Depositary Receipt

CMO – Collateralized Mortgage Obligation

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

LLC – Limited Liability Corporation

LP – Limited Partnership

MTN – Medium Term Note

PLC – Public Limited Company

#  Amount represents less than 0.05%.

1  Indicates a variable rate security. The interest rate shown reflects the rate in effect at June 30, 2014.

2  Non-Income producing securities.

3  Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, Series 144A securities are deemed to be liquid.

4  The interest rate for short-term notes reflects the yields for those securities as of June 30, 2014.

5  The rate shown reflects the seven day yield as of June 30, 2014.

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

REPRESENTATION OF INVESTMENTS
ASSET DIRECTOR PORTFOLIO

June 30, 2014 (unaudited)

Industry	% of Total Net Assets
U.S. Government and Agency Obligations	16.8%
Mortgage-Backed and Asset-Backed Securities	10.1
Banks	9.9
Oil & Gas	7.6
Semiconductors	7.2
Miscellaneous Manufacturing	5.0
Pharmaceuticals	4.2
Exchange-Traded Funds	4.1
Healthcare Products	3.8
Money Market Mutual Funds	2.6
Diversified Financial Services	2.1
Software	2.1
Mutual Funds	2.0
Transportation	1.9
Apparel	1.6
Iron/Steel	1.6
Telecommunications	1.4
Electric	1.3
Aerospace & Defense	1.2
Agriculture	1.2
Auto Parts and Equipment	1.2
Computers & Peripherals	1.1
Food	1.1
Retail	1.0
Biotechnology	0.9
Commercial Services	0.9
Chemicals	0.8
Electronics	0.8
Machinery-Diversified	0.8
Insurance	0.6
Metal Fabricate/Hardware	0.5
Beverages	0.4
Environmental Control	0.4
Metals & Mining	0.4
Municipal	0.4
Media	0.3
Pipelines	0.3
Trucking & Leasing	0.2
Specialty Retail	0.1
Toys/Games/Hobbies#	0.0
99.9
Other assets in excess of liabilities	0.1
Net Assets	100.0%

#  Amount represents less than 0.05%.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
SOCIALLY RESPONSIVE PORTFOLIO

June 30, 2014 (unaudited)

Description	Shares	Value
Common Stocks (95.0%)
Aerospace & Defense (3.4%)
General Dynamics Corp.	1,150	$134,033
Precision Castparts Corp.	500	126,200
		260,233
Agriculture (2.4%)
Archer-Daniels-Midland Co.	4,200	185,262
Apparel (3.4%)
Columbia Sportswear Co.	1,600	132,240
Wolverine World Wide, Inc.	5,100	132,906
		265,146
Banks (11.4%)
Bank of Hawaii Corp.	2,200	129,118
Bank of New York Mellon Corp. (The)	4,900	183,652
Citigroup, Inc.	1,300	61,230
JPMorgan Chase & Co.	2,650	152,693
Northern Trust Corp.	2,300	147,683
U.S. Bancorp	4,800	207,936
		882,312
Beverages (2.1%)
Coca-Cola Co. (The)	3,800	160,968
Biotechnology (1.5%)
Amgen, Inc.	1,000	118,370
Chemicals (0.7%)
Agrium, Inc.	600	54,978
Commercial Services (1.2%)
Robert Half International, Inc.	1,900	90,706
Computers & Peripherals (1.7%)
Apple, Inc.	1,400	130,102
Diversified Financial Services (2.4%)
Franklin Resources, Inc.	500	28,920
Investment Technology Group, Inc.[1]	3,400	57,392
Janus Capital Group, Inc.	2,500	31,200
T Rowe Price Group, Inc.	800	67,528
		185,040
Electronics (1.8%)
Daktronics, Inc.	2,400	28,608
FLIR Systems, Inc.	3,200	111,136
		139,744
Food (3.3%)
Fresh Del Monte Produce, Inc.	4,200	128,730
Sysco Corp.	3,400	127,330
		256,060
Healthcare Products (7.3%)
Baxter International, Inc.	1,400	101,220
Medtronic, Inc.	3,400	216,784
Thoratec Corp.[1]	1,700	59,262
Zimmer Holdings, Inc.	1,800	186,948
		564,214
Insurance (0.4%)
Aegon NV	3,477	30,493
Iron/Steel (1.8%)
Nucor Corp.	2,800	137,900
Machinery-Diversified (1.2%)
Cummins, Inc.	600	92,574
Description	Shares	Value
Metal Fabricate/Hardware (1.0%)
Valmont Industries, Inc.	500	$75,975
Metals & Mining (0.2%)
Southern Copper Corp.	600	18,222
Miscellaneous Manufacturing (8.3%)
Carlisle Cos., Inc.	1,950	168,909
Crane Co.	1,700	126,412
General Electric Co.	8,000	210,240
Illinois Tool Works, Inc.	1,550	135,718
		641,279
Oil & Gas (12.5%)
ConocoPhillips	2,400	205,752
Ensco PLC, Class A	1,400	77,798
Exxon Mobil Corp.	1,800	181,224
Occidental Petroleum Corp.	800	82,104
Phillips 66	1,600	128,688
Royal Dutch Shell PLC ADR	900	74,133
Tidewater, Inc.	2,600	145,990
Valero Energy Corp.	1,400	70,140
		965,829
Pharmaceuticals (1.7%)
McKesson Corp.	700	130,347
Retail (2.8%)
Bed Bath & Beyond, Inc.[1]	800	45,904
Home Depot, Inc. (The)	800	64,768
Kohl's Corp.	2,000	105,360
		216,032
Semiconductors (12.0%)
Applied Materials, Inc.	3,400	76,670
Intel Corp.	6,000	185,400
Maxim Integrated Products, Inc.	3,100	104,811
KLA-Tencor Corp.	800	58,112
Microchip Technology, Inc.	2,700	131,787
QUALCOMM, Inc.	2,200	174,240
Skyworks Solutions, Inc.	2,000	93,920
Texas Instruments, Inc.	2,100	100,359
		925,299
Software (4.7%)
Adobe Systems, Inc.[1]	1,100	79,596
Autodesk, Inc.[1]	700	39,466
Microsoft Corp.	2,500	104,250
Oracle Corp.	3,500	141,855
		365,167
Specialty Retail (0.0%)#
CST Brands, Inc.	77	2,656
Telecommunications (1.9%)
Cisco Systems, Inc.	3,150	78,277
Corning, Inc.	2,900	63,655
		141,932
Toys/Games/Hobbies (0.5%)
Mattel, Inc.	950	37,022
Transportation (3.4%)
Norfolk Southern Corp.	1,400	144,242
Werner Enterprises, Inc.	4,400	116,644
		260,886
Total common stocks (cost: $5,070,714)		7,334,748

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
SOCIALLY RESPONSIVE PORTFOLIO (continued)

June 30, 2014 (unaudited)

Description	Shares	Value
Money Market Mutual Funds (3.9%)
BlackRock Liquidity TempFund Portfolio, 0.03%[2]	150,000	$150,000
Federated Prime Obligation Fund, 0.02%[2]	150,000	150,000
Total Money Market Mutual Funds (cost: $300,000)		300,000
Total investments (98.9%) (cost: $5,370,714)		7,634,748
Other assets in excess of liabilities (1.1%)		86,683
Net assets (100.0%)		$7,721,431

The following abbreviations are used in the portfolio descriptions:

ADR – American Depositary Receipt

PLC – Public Limited Company

#  Amount represents less than 0.05%.

1  Non-Income producing securities.

2  The rate shown reflects the seven day yield as of June 30, 2014.

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

REPRESENTATION OF INVESTMENTS
SOCIALLY RESPONSIVE PORTFOLIO

June 30, 2014 (unaudited)

Industry	% of Total Net Assets
Oil & Gas	12.5%
Semiconductors	12.0
Banks	11.4
Miscellaneous Manufacturing	8.3
Healthcare Products	7.3
Software	4.7
Money Market Mutual Funds	3.9
Aerospace & Defense	3.4
Apparel	3.4
Transportation	3.4
Food	3.3
Retail	2.8
Agriculture	2.4
Diversified Financial Services	2.4
Beverages	2.1
Telecommunications	1.9
Electronics	1.8
Iron/Steel	1.8
Computers & Peripherals	1.7
Pharmaceuticals	1.7
Biotechnology	1.5
Commercial Services	1.2
Machinery-Diversified	1.2
Metal Fabricate/Hardware	1.0
Chemicals	0.7
Toys/Games/Hobbies	0.5
Insurance	0.4
Metals & Mining	0.2
Specialty Retail#	0.0
98.9
Other assets in excess of liabilities	1.1
Net Assets	100.0%

#  Amount represents less than 0.05%.

NOTES TO FINANCIAL STATEMENTS (unaudited)

1.  Organization and Summary of Significant Accounting Policies

The OneAmerica Funds, Inc. (the "Fund") was incorporated under the laws of Maryland on July 26, 1989, and is registered under the Investment Company Act of 1940 ("1940 Act"), as amended, as an open-end, diversified management investment company. As a "series" type of mutual fund, the Fund issues shares of common stock relating to the investment portfolios consisting of the Value Portfolio, Money Market Portfolio, Investment Grade Bond Portfolio, Asset Director Portfolio and Socially Responsive Portfolio (the "Portfolios"). Currently, the Fund offers shares only to separate accounts of American United Life Insurance Company® ("AUL") to serve as an underlying investment vehicle for variable annuity and variable life contracts. The Fund commenced operations on April 12, 1990.

Class O and Advisor Class Shares

The Fund issues Class O shares and Advisor Class shares of common stock relating to the Portfolios. The Class O shares and the Advisor Class shares are identical in all material respects, except that the Class O shares are not subject to the fee paid by Advisor Class shares pursuant to the 12b-1distribution plan.

Fair Value Measurements

Various inputs are used in determining the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – Unadjusted quoted prices in active markets for identical assets.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

Observable inputs are those based on market data obtained from independent sources, and unobservable inputs reflect the Fund's own assumption based on the best information available. The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities. Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith pursuant to procedures established by and under supervision of the Board of Directors.

The following is a description of the valuation techniques applied to the major categories of assets measured at fair value:

Equity Securities (Preferred and Common Stock) – Securities traded on a national or international securities exchange, excluding the NASDAQ national market system, are valued at the last trade price on the primary exchange. Listed securities for which no sale was reported on the valuation date are valued at the mean of the latest bid and ask price. Securities that are principally traded on the NASDAQ national market system are generally valued at the NASDAQ Official Closing Price. Securities that are principally traded on the New York Stock Exchange ("NYSE") are stated at value as of the close of regular trading, normally 4:00 p.m., Eastern Standard Time. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Mortgage-Backed and Asset-Backed Securities – The fair value is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, these values would be categorized in level 2 of the fair value hierarchy; otherwise they would be categorized as level 3.

Corporate Obligations – Corporate obligations for which representative market quotes are readily available are valued at the latest evaluated bid price or the mean of the latest bid and ask price. Certain corporate obligations may be priced using a matrix price as provided by a pricing vendor. While all corporate obligations are categorized in level 2 of the fair value hierarchy, in instances where reliable observable market inputs cannot be obtained, they are categorized in level 3.

Mutual Funds – Investments in mutual funds, including exchange-traded funds and money market mutual funds, are valued at the mutual fund's closing net asset value per share on the day of the valuation and are classified under level 1 of the fair value hierarchy.

U.S. Government and Agency Obligations – U.S. Government obligations are valued at the latest evaluated bid price. Certain obligations may be valued using dealer quotations. U.S. Government and Agency obligations are categorized in level 2 of the fair value hierarchy.

Municipal Bonds – The fair value of municipal bonds is estimated using recently executed transactions for identical or similar bonds. Municipal bonds are generally categorized in level 2 of the fair value hierarchy.

Short-Term Fixed Income Securities – Short-term fixed income securities, with a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value. These securities are listed under level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2014 in valuing the Portfolios' assets carried at fair value:

	Value Portfolio
	Level 1	Level 2	Level 3	Total
Investments in Securities[1]
Common Stocks	$235,584,377	$–	$–	$235,584,377
Exchange-Traded Funds	14,871,475	–	–	14,871,475
Money Market Mutual Funds	7,175,000	–	–	7,175,000
Total	$257,630,852	$–	$–	$257,630,852

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

1.  Organization and Summary of Significant Accounting Policies (continued)

	Money Market Portfolio
	Level 1	Level 2	Level 3	Total
Investments in Securities[1]
U.S. Government and Agency Obligations	$–	$20,499,302	$–	$20,499,302
Commercial Paper	–	107,994,024	–	107,994,024
Money Market Mutual Funds	8,400,000	–	–	8,400,000
Total	$8,400,000	$128,493,326	$–	$136,893,326

The Money Market Portfolio securities, excluding money market mutual funds, are valued at amortized cost. The Money Market Portfolio's use of the amortized cost method is conditioned on its compliance with certain provisions of Rule 2a-7 of the 1940 Act. OneAmerica Asset Management, LLC ("OAM") is responsible for reviewing this method of valuation to ensure that the Money Market Portfolio's securities are reflected at their fair value.

	Investment Grade Bond Portfolio
	Level 1	Level 2	Level 3	Total
Investments in Securities[1]
Preferred Stocks	$524,000	$–	$–	$524,000
U.S. Government and Agency Obligations	–	40,801,490	–	40,801,490
Mortgage-Backed and Asset-Backed Securities	–	33,884,481	–	33,884,481
Municipal Bonds	–	1,183,992	–	1,183,992
Corporate Obligations	–	27,131,104	–	27,131,104
Money Market Mutual Funds	1,650,000	–	–	1,650,000
Total	$2,174,000	$103,001,067	$–	$105,175,067
	Asset Director Portfolio
	Level 1	Level 2	Level 3	Total
Investments in Securities[1]
Preferred Stocks	$524,000	$–	$–	$524,000
Common Stocks	174,932,178	–	–	174,932,178
U.S. Government and Agency Obligations	–	53,613,783	–	53,613,783
Mortgage-Backed and Asset-Backed Securities	–	32,090,300	–	32,090,300
Municipal Bonds	–	1,183,993	–	1,183,993
Corporate Obligations	–	28,241,853	–	28,241,853
Exchange-Traded Funds	13,042,507	–	–	13,042,507
Money Market Mutual Funds	8,175,000	–	–	8,175,000
Mutual Funds	6,357,168	–	–	6,357,168
Total	$203,030,853	$115,129,929	$–	$318,160,782
	Socially Responsive Portfolio
	Level 1	Level 2	Level 3	Total
Investments in Securities[1]
Common Stocks	$7,334,748	$–	$–	$7,334,748
Money Market Mutual Funds	300,000	–	–	300,000
Total	$7,634,748	$–	$–	$7,634,748

It is the Portfolios' policy to recognize transfers in and transfers out at fair value as of the beginning of the period. The Portfolios did not have any transfers between levels of the fair value hierarchy during the reporting period.

For the six months ended June 30, 2014, there have been no changes in the valuation methodologies and the Portfolios did not use any significant unobservable inputs (Level 3) in determining the fair value of investments.

The Fund's Board of Directors has the primary responsibility for fair value measurements and has delegated the responsibility of the daily valuation process to BNY Mellon Asset Servicing (the "Bank") as fund accountant, and the investment advisor, OAM. The fund accountant, pursuant to the valuation policies and procedures adopted by the Board of Directors, is responsible for obtaining prices, testing valuation, and evaluating the integrity of the routine pricing process. The fund accountant is aided in its efforts by OAM, which is responsible for establishing the criteria for determining fair value of investments when prices are not readily available and communicating such information to the fund accountant. When determining the reliability of independent pricing services for investments owned by the Fund, the fund accountant, in conjunction with OAM, conducts due diligence reviews of the pricing process, including methodology, and monitors the quality of security prices received through various testing reports.

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

1.  Organization and Summary of Significant Accounting Policies (continued)

The categorization of the fair value measurements of investments priced by independent pricing services was based upon judgment of the inputs and methodologies used by the independent pricing services to value different asset classes. The Fund categorizes such fair value measurements based upon asset classes and the underlying observable or unobservable inputs used to value such investments.

1  Refer to Schedule of Investments for industry classifications.

Security Transactions

Security transactions are recorded on the trade date. Realized gains and losses are determined on a first-in first-out accounting basis and are allocated among the portfolios and share classes based on relative net assets.

Income and Expense

Dividend income is recorded on the ex-dividend date, and interest income is accrued daily from settlement date. Portfolio expenses are recorded on an accrual basis and are allocated among the Portfolios and share classes based on relative net assets or another appropriate allocation method. However, distribution fees are charged only to Advisor Class shares. Discounts and premiums on securities purchased are amortized using the level yield scientific method over the life of the respective securities.

Taxes

The Portfolios intend to continue to qualify as a regulated investment company under subchapter M of the Internal Revenue Code. The Portfolios policy is to distribute all net investment income and realized capital gains to relieve it from all, or substantially all, federal income taxes. Accordingly, no tax provision is recorded in the financial statements.

Dividend and Capital Gain Distributions

For the Money Market Portfolio, dividends from net investment income are accrued daily and paid monthly. Also, if applicable, capital gain distributions are declared and paid annually. For all other Portfolios, dividends from net investment income and distributions from net realized gains on investments are declared and paid at least annually. The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). The "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year. Actual results could differ from those estimates.

2.  Related Party Transactions

On March 31, 2006, AUL purchased 350,000 shares of the Socially Responsive Portfolio for $3,500,000. The purchase was split evenly between the Class O and Advisor Class shares of the Portfolio (175,000 shares of Class O and 175,000 shares of the Advisor Class). As of June 30, 2014, AUL's investment at value in the Socially Responsive Portfolio Class O shares and Advisor Class shares is $2,529,931 and $2,469,059, respectively, representing 65% of the Portfolio.

The Fund has an investment advisory agreement with OAM. Under the Investment Advisory Agreement, OAM is compensated for its services by a monthly fee based on an annual percentage of the average daily net assets of each Portfolio as follows:

Value	0.50%
Money Market	0.40%
Investment Grade Bond	0.50%
Asset Director	0.50%
Socially Responsive	0.70%

For Value Portfolio, Money Market Portfolio, Investment Grade Bond Portfolio and Asset Director Portfolio, OAM has contractually agreed that its fees may be reduced if the aggregate expenses exceed 1% (1.3% for the Advisor Class) of the average daily net assets of the respective portfolios during the year. To the extent that OAM has reduced its advisory fees to prevent aggregate expenses from exceeding 1% (1.3% for the Advisor Class) of its average daily net assets, it may increase its advisory fee during any of the next succeeding 3 years, provided that the aggregate expenses in any given year do not exceed 1% (1.3% for the Advisor Class) of the average daily net assets in that year. Additionally, the total amount of any increase in OAM's fees will not exceed the amount of the prior fee reduction. Through June 30, 2014, no such expenses have been waived or recouped.

For the Money Market Portfolio, OAM has voluntarily agreed to provide an expense reimbursement to prevent the 1-day yield (excluding gains/losses) from falling below 0.0%. For the period ended June 30, 2014, OAM reimbursed $340,448 as a result of this voluntary agreement. OAM will not recoup any of this expense reimbursement.

For the Socially Responsive Portfolio, OAM has contractually agreed that its fees may be reduced and other expenses reimbursed if the aggregate expenses exceed 1.2% (1.5% for the Advisor Class) of the average daily net assets during the year. To the extent that OAM has reduced its advisory fees to prevent aggregate expenses from exceeding 1.2% (1.5% for the Advisor Class) of its average daily net assets, it may increase its advisory fee during any of the next succeeding 3 years, provided that the aggregate expenses in

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

2.  Related Party Transactions (continued)

any given year do not exceed 1.2% (1.5% for the Advisor Class) of the average daily net assets in that year. The total amount of any increase in OAM's fees will not exceed the amount of the prior fee reduction.

Year Waived	Amount Waived	Final Recoupment Year
2012	$23,561	2015
2013	$17,829	2016
2014	$3,561	2017

As of June 30, 2014, $70,287 in waived fees is due from OAM for the applicable portfolios. Other than the Socially Responsive Portfolio, OAM may terminate the policy of reducing its fee and/or assuming Fund expenses upon 30 days prior written notice to the Fund, and in any event, the policy will automatically terminate if the Investment Advisory Agreement is terminated. The total investment advisory fees incurred for the period ended June 30, 2014 were $1,977,774 for all portfolios.

Distribution and Servicing (12b-1) Plan

Under a plan of distribution and service pertaining to the Advisor Class shares adopted by the Fund in the manner prescribed by Rule 12b-1 under the 1940 Act, the Fund has agreed to pay OneAmerica Securities, Inc., a wholly owned subsidiary of AUL, an aggregate fee in an amount not to exceed on an annual basis 0.30% of the average daily net asset value attributable to the Advisor Class shares of each portfolio, as compensation or reimbursement for services rendered and/or expenses borne, in connection with the financing of the activities and services provided. The plan fee is used by AUL for distribution-related services and other investor services with respect to the Advisor Class. The total fees incurred for the period ended June 30, 2014 for all portfolios were $195,810.

3.  Other Service Agreements

The Fund has agreements with the Bank whereby the Bank serves as custodian of the securities and other assets of the Fund, as the fund administrator and as the fund accountant. The Fund has an agreement with BNY Mellon Performance and Risk Analytics, LLC. ("PRA"), whereby PRA performs the stress testing of the Money Market Portfolio. The Fund has an agreement with U.S. Bancorp Fund Services, LLC. ("USBFS") whereby USBFS serves as the Fund's transfer agent.

4.  Investment Transactions

Purchases and sales of investment securities (excluding short-term securities and money market mutual funds) during the period ended June 30, 2014 were:

	Portfolio
	Value	Money Market	Investment Grade Bond	Asset Director	Socially Responsive
Common Stock:
Purchases	$19,215,232	$–	$–	$14,248,353	$571,864
Proceeds from sales	43,020,586	–	–	33,609,315	592,235
Corporate Obligations:
Purchases	–	–	13,105,023	13,105,022	–
Proceeds from sales and maturities	–	–	15,492,985	14,571,093	–
Government Bonds:
Purchases	–	–	4,779,042	6,911,568	–
Proceeds from sales and maturities	–	–	15,818,656	9,764,965	–
Preferred Stock:
Purchases	–	–	500,000	500,000	–
Proceeds from sales	–	–	911,180	911,180	–

Common stock activity includes mutual fund trades.

5.  Authorized Capital Shares

The Fund has 620,000,000 authorized shares of $.001 par value capital stock, which includes 8,000,000 unallocated shares. The remaining shares are allocated to each of the Portfolios as follows:

Value Portfolio – Class O	25,000,000
Value Portfolio – Advisor Class	12,000,000
Money Market Portfolio – Class O	400,000,000
Money Market Portfolio – Advisor Class	80,000,000
Investment Grade Bond Portfolio – Class O	25,000,000
Investment Grade Bond Portfolio – Advisor Class	12,000,000
Asset Director Portfolio – Class O	36,000,000
Asset Director Portfolio – Advisor Class	12,000,000
Socially Responsive Portfolio – Class O	5,000,000
Socially Responsive Portfolio – Advisor Class	5,000,000
612,000,000

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

6.  Unrealized Appreciation (Depreciation)

Unrealized appreciation (depreciation) for tax purposes at June 30, 2014, is:

	Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Value	$174,707,517	$87,445,628	$(4,522,293)	$82,923,335
Money Market	136,893,326	–	–	–
Investment Grade Bond	102,260,291	3,543,168	(628,392)	2,914,776
Asset Director	247,223,443	73,295,879	(2,358,540)	70,937,339
Socially Responsive	5,387,397	2,305,715	(58,364)	2,247,351

The difference between book and tax basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses in wash sales.

7.  Shareholders

Shareholders, shares outstanding and percentage owned at June 30, 2014, are:

	Value Portfolio
	Class O	% Ownership	Advisor Class	% Ownership
AUL American Unit Trust	1,922,519	24.9%	271,350	33.4%
AUL Group Retirement Annuity Separate Account II	1,920,657	24.9%	541,138	66.6%
AUL Pooled Separate Accounts	2,290,298	29.6%	–	–
AUL American Individual Unit Trust	220,001	2.8%	–	–
AUL American Individual Variable Annuity Unit Trust	1,031,073	13.4%	–	–
AUL American Individual Variable Life Unit Trust	338,382	4.4%	–	–
	7,722,930	100.0%	812,488	100.0%
	Money Market Portfolio
	Class O	% Ownership	Advisor Class	% Ownership
AUL American Unit Trust	14,764,029	12.8%	6,173,122	28.5%
AUL Group Retirement Annuity Separate Account II	59,825,154	51.9%	15,460,163	71.5%
AUL Pooled Separate Accounts	315,460	0.3%	–	–
AUL American Individual Unit Trust	1,217,933	1.0%	–	–
AUL American Individual Variable Annuity Unit Trust	33,649,325	29.2%	–	–
AUL American Individual Variable Life Unit Trust	5,569,277	4.8%	–	–
	115,341,178	100.0%	21,633,285	100.0%
	Investment Grade Bond Portfolio
	Class O	% Ownership	Advisor Class	% Ownership
AUL American Unit Trust	1,522,599	17.1%	245,881	54.5%
AUL Group Retirement Annuity Separate Account II	2,668,567	29.9%	205,115	45.5%
AUL Pooled Separate Accounts	1,803,131	20.2%	–	–
AUL American Individual Unit Trust	153,380	1.7%	–	–
AUL American Individual Variable Annuity Unit Trust	2,335,109	26.2%	–	–
AUL American Individual Variable Life Unit Trust	437,175	4.9%	–	–
	8,919,961	100.0%	450,996	100.0%

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

7.  Shareholders (continued)

	Asset Director Portfolio
	Class O	% Ownership	Advisor Class	% Ownership
AUL American Unit Trust	3,845,267	34.0%	1,227,595	35.2%
AUL Group Retirement Annuity Separate Account II	5,964,878	52.7%	2,255,914	64.8%
AUL American Individual Unit Trust	178,065	1.6%	–	–
AUL American Individual Variable Annuity Unit Trust	942,871	8.3%	–	–
AUL American Individual Variable Life Unit Trust	388,041	3.4%	–	–
	11,319,122	100.0%	3,483,509	100.0%
	Socially Responsive Portfolio
	Class O	% Ownership	Advisor Class	% Ownership
AUL	190,607	59.2%	186,344	71.7%
AUL American Unit Trust	125,779	39.0%	66,644	25.6%
AUL Group Retirement Annuity Separate Account II	5,725	1.8%	7,103	2.7%
	322,111	100.0%	260,091	100.0%

8.  Federal Tax Information

The tax components of dividends paid for the years ended December 31, 2013 and December 31, 2012 were as follows:

	Value		Money Market
	12/31/13	12/31/12	12/31/13	12/31/12
Ordinary income	$3,899,412	$4,523,868	$–	$–
Long-term capital gains	1,263,749	–	61	127
Return of Capital	–	773	–	–
	Investment Grade Bond		Asset Director
	12/31/13	12/31/12	12/31/13	12/31/12
Ordinary income	$3,324,064	$4,556,217	$5,696,982	$7,224,463
Long-term capital gains	726,201	2,376,287	9,005,026	1,478,373
	Socially Responsive
	12/31/13	12/31/12
Ordinary income	$43,145	$47,929
Long-term capital gains	–	–

As of December 31, 2013, the components of distributable earnings on a tax basis were as follows:

	Value	Investment Grade Bond	Asset Director	Socially Responsive
Undistributed ordinary income	$3,319	$5,134	$3,971	$495
Undistributed long-term gain	7,236,695	15,201	5,249,683	–

Undistributed ordinary income amounts include distributions from short-term capital gains.

For the year ended December 31, 2013, the reclassification arising from book/tax differences resulted in increases/decreases that were primarily due to principal paydown adjustments to the components of net assets were as follows:

	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)
Investment Grade Bond Portfolio	$343,465	$(343,465)
Asset Director Portfolio	288,566	(288,566)

For federal income tax purposes, the Portfolios indicated below have capital loss carryforwards as of December 31, 2013 which are available to offset future capital gains, if any, to the extent allowed by the Internal Revenue Code. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such amounts. Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), the Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 ("post-enactment losses") for an unlimited period. However, any post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to the taxable years beginning prior to the effective date of the Act may have an increased

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

8.  Federal Tax Information (continued)

likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

	Capital Loss Carryforward	Expiration	Character
Money Market Portfolio	$71	Unlimited	Short-term
Socially Responsive Portfolio	108,794	2016	Short-term
Socially Responsive Portfolio	182,856	2017	Short-term
Socially Responsive Portfolio	136,031	2018	Short-term
Socially Responsive Portfolio	164,688	Unlimited	Short-term

The Fund has no Internal Revenue Service or state examinations in progress and is not aware of any pending examinations.

Management of the Fund has reviewed all open tax years (2010-2013) of major jurisdictions and concluded that there are no significant uncertainties that would impact the Fund's net assets or results of operations. There is no significant tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

9.  Indemnifications

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

10.  Risks and Contingencies

The Fund may invest in mortgage related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations ("CMO"), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property or physical assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

U.S. Government Agencies or Government-Sponsored Enterprises Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association ("GNMA"), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and fixed income securities.

FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the period.

	Value Portfolio – Class O
	For the six months ended	For years ended
	June 30, 2014 (unaudited)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Per Share Operating Performance:
Net investment income[1]	$0.20	$0.39	$0.39	$0.30	$0.28	$0.27
Net gain (loss) on investments	1.76	6.63	2.22	(0.79)	2.19	4.03
Total from investment operations	1.96	7.02	2.61	(0.49)	2.47	4.30
Shareholder distributions
Net investment income	–	(0.42)	(0.41)	(0.31)	(0.29)	(0.28)
Realized gain	–	(0.13)	–	–	–	–
Net increase (decrease)	1.96	6.47	2.20	(0.80)	2.18	4.02
Net asset value at beginning of year	28.25	21.78	19.58	20.38	18.20	14.18
Net asset value at end of period	$30.21	$28.25	$21.78	$19.58	$20.38	$18.20
Total Return[2]	6.9%	32.3%	13.3%	(2.4%)	13.5%	30.3%
Supplemental Data:
Net assets, end of period (000)	$233,308	$243,919	$220,148	$219,733	$242,837	$230,501
Ratio to average net assets:
Expenses	0.59%[3]	0.58%	0.58%	0.59%	0.60%	0.60%
Net investment income	1.40%[3]	1.55%	1.84%	1.47%	1.51%	1.78%
Portfolio turnover rate	8%	13%	8%	8%	10%	12%
	Value Portfolio – Advisor Class
	For the six months ended	For years ended
	June 30, 2014 (unaudited)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Per Share Operating Performance:
Net investment income[1]	$0.15	$0.31	$0.32	$0.24	$0.23	$0.23
Net gain (loss) on investments	1.75	6.58	2.20	(0.77)	2.16	3.99
Total from investment operations	1.90	6.89	2.52	(0.53)	2.39	4.22
Shareholder distributions
Net investment income	–	(0.34)	(0.35)	(0.25)	(0.24)	(0.24)
Realized gain	–	(0.13)	–	–	–	–
Net increase (decrease)	1.90	6.42	2.17	(0.78)	2.15	3.98
Net asset value at beginning of year	28.03	21.61	19.44	20.22	18.07	14.09
Net asset value at end of period	$29.93	$28.03	$21.61	$19.44	$20.22	$18.07
Total Return[2]	6.8%	31.9%	13.0%	(2.7%)	13.2%	29.9%
Supplemental Data:
Net assets, end of period (000)	$24,317	$26,297	$25,541	$26,267	$28,867	$23,148
Ratio to average net assets:
Expenses	0.89%[3]	0.88%	0.88%	0.89%	0.90%	0.90%
Net investment income	1.10%[3]	1.24%	1.53%	1.18%	1.22%	1.47%
Portfolio turnover rate	8%	13%	8%	8%	10%	12%

1  Net investment income is calculated based on average shares outstanding.

2  Total investment return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. The total return does not include separate account or contract charges. Total returns for periods less than one year are not annualized.

3  Annualized.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the period.

	Money Market Portfolio – Class O
	For the six months ended	For years ended
	June 30, 2014 (unaudited)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Per Share Operating Performance:
Net investment income[1]	$–	$–	$–	$–	$	–[2]	$	–[2]
Net gain on investments	–	–[2]	–[2]	–[2]		–		–
Total from investment operations	–	–	–	–		–		–
Shareholder distributions
Net investment income	–	–	–	–[2]		–[2]		–[2]
Realized gain	–	–[2]	–[2]	–[2]		–		–
Net increase	–	–	–	–		–		–
Net asset value at beginning of year	1.00	1.00	1.00	1.00		1.00		1.00
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00
Total Return[3]	–%[4]	–%[4]	–%[4]	–%[4]		–%[4]		–%[4]
Supplemental Data:
Net assets, end of period (000)	$115,341	$110,626	$123,344	$153,127		$162,523		$196,110
Ratio to average net assets:
Expenses	0.06%[5]	0.08%	0.10%	0.11%		0.20%		0.48%
Expenses before waived fees and reimbursed expenses	0.54%[5]	0.55%	0.53%	0.53%		0.53%		0.52%
Net investment income	0.00%[5]	0.00%	0.00%	0.00%		0.01%		0.11%
	Money Market Portfolio – Advisor Class
	For the six months ended	For years ended
	June 30, 2014 (unaudited)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Per Share Operating Performance:
Net investment income[1]	$–	$–	$–	$–	$	–[2]	$	–[2]
Net gain on investments	–	–[2]	–[2]	–[2]		–		–
Total from investment operations	–	–	–	–		–		–
Shareholder distributions
Net investment income	–	–	–	–		–[2]		–[2]
Realized gain	–	–[2]	–[2]	–[2]		–		–
Net increase	–	–	–	–		–		–
Net asset value at beginning of year	1.00	1.00	1.00	1.00		1.00		1.00
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00
Total Return[3]	–%[4]	–%[4]	–%[4]	–%[4]		–%[4]		–%[4]
Supplemental Data:
Net assets, end of period (000)	$21,633	$23,997	$28,824	$31,374		$33,869		$33,396
Ratio to average net assets:
Expenses	0.06%[5]	0.08%	0.10%	0.11%		0.20%		0.56%
Expenses before waived fees and reimbursed expenses	0.84%[5]	0.85%	0.83%	0.83%		0.83%		0.81%
Net investment income	0.00%[5]	0.00%	0.00%	0.00%		0.01%		0.03%

1  Net investment income is calculated based on average shares outstanding.

2  Less than $0.005

3  Total investment return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. The total return does not include separate account or contract charges. Total returns for periods less than one year are not annualized.

4  Less than 0.05%

5  Annualized.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the period.

	Investment Grade Bond Portfolio – Class O
	For the six months ended	For years ended
	June 30, 2014 (unaudited)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Per Share Operating Performance:
Net investment income[1]	$0.14	$0.26	$0.31	$0.40	$0.46	$0.53
Net gain (loss) on investments	0.29	(0.52)	0.18	0.43	0.36	1.06
Total from investment operations	0.43	(0.26)	0.49	0.83	0.82	1.59
Shareholder distributions
Net investment income	–	(0.32)	(0.36)	(0.42)	(0.48)	(0.57)
Realized gain	–	(0.07)	(0.23)	(0.14)	(0.16)	(0.07)
Net increase (decrease)	0.43	(0.65)	(0.10)	0.27	0.18	0.95
Net asset value at beginning of year	10.84	11.49	11.59	11.32	11.14	10.19
Net asset value at end of period	$11.27	$10.84	$11.49	$11.59	$11.32	$11.14
Total Return[2]	4.0%	(2.2%)	4.2%	7.4%	7.3%	15.5%
Supplemental Data:
Net assets, end of period (000)	$100,554	$110,256	$135,591	$138,673	$138,882	$131,261
Ratio to average net assets:
Expenses	0.66%[3]	0.64%	0.63%	0.64%	0.65%	0.66%
Net investment income	2.52%[3]	2.33%	2.66%	3.40%	3.96%	4.83%
Portfolio turnover rate	17%	49%	52%	48%	51%	58%
	Investment Grade Bond Portfolio – Advisor Class
	For the six months ended	For years ended
	June 30, 2014 (unaudited)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Per Share Operating Performance:
Net investment income[1]	$0.12	$0.23	$0.28	$0.36	$0.42	$0.49
Net gain (loss) on investments	0.29	(0.52)	0.17	0.43	0.35	1.05
Total from investment operations	0.41	(0.29)	0.45	0.79	0.77	1.54
Shareholder distributions
Net investment income	–	(0.28)	(0.32)	(0.38)	(0.45)	(0.53)
Realized gain	–	(0.07)	(0.23)	(0.14)	(0.16)	(0.07)
Net increase (decrease)	0.41	(0.64)	(0.10)	0.27	0.16	0.94
Net asset value at beginning of year	10.80	11.44	11.54	11.27	11.11	10.17
Net asset value at end of period	$11.21	$10.80	$11.44	$11.54	$11.27	$11.11
Total Return[2]	3.8%	(2.5%)	3.9%	7.0%	6.9%	15.2%
Supplemental Data:
Net assets, end of period (000)	$5,056	$6,097	$8,638	$8,866	$7,694	$5,643
Ratio to average net assets:
Expenses	0.96%[3]	0.95%	0.93%	0.94%	0.95%	0.96%
Net investment income	2.22%[3]	2.03%	2.36%	3.10%	3.65%	4.51%
Portfolio turnover rate	17%	49%	52%	48%	51%	58%

1  Net investment income is calculated based on average shares oustanding.

2  Total investment return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. The total return does not include separate account or contract charges. Total returns for periods less than one year are not annualized.

3  Annualized.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the period.

	Asset Director Portfolio – Class O
	For the six months ended	For years ended
	June 30, 2014 (unaudited)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Per Share Operating Performance:
Net investment income[1]	$0.17	$0.34	$0.38	$0.36	$0.36	$0.38
Net gain (loss) on investments	0.98	2.96	1.37	(0.22)	1.53	3.01
Total from investment operations	1.15	3.30	1.75	0.14	1.89	3.39
Shareholder distributions
Net investment income	–	(0.38)	(0.42)	(0.38)	(0.36)	(0.39)
Realized gain	–	(0.59)	(0.11)	(0.36)	–	–
Net increase (decrease)	1.15	2.33	1.22	(0.60)	1.53	3.00
Net asset value at beginning of year	20.41	18.08	16.86	17.46	15.93	12.93
Net asset value at end of period	$21.56	$20.41	$18.08	$16.86	$17.46	$15.93
Total Return[2]	5.6%	18.3%	10.4%	0.8%	11.8%	26.2%
Supplemental Data:
Net assets, end of period (000)	$244,024	$254,022	$241,500	$231,822	$243,308	$224,272
Ratio to average net assets:
Expenses	0.59%[3]	0.59%	0.59%	0.60%	0.61%	0.61%
Net investment income	1.65%[3]	1.75%	2.11%	2.06%	2.17%	2.73%
Portfolio turnover rate	11%	29%	28%	24%	20%	19%
	Asset Director Portfolio – Advisor Class
	For the six months ended	For years ended
	June 30, 2014 (unaudited)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Per Share Operating Performance:
Net investment income[1]	$0.14	$0.28	$0.32	$0.31	$0.31	$0.34
Net gain (loss) on investments	0.97	2.94	1.36	(0.23)	1.51	2.98
Total from investment operations	1.11	3.22	1.68	0.08	1.82	3.32
Shareholder distributions
Net investment income	–	(0.32)	(0.36)	(0.32)	(0.31)	(0.35)
Realized gain	–	(0.59)	(0.11)	(0.36)	–	–
Net increase (decrease)	1.11	2.31	1.21	(0.60)	1.51	2.97
Net asset value at beginning of year	20.28	17.97	16.76	17.36	15.85	12.88
Net asset value at end of period	$21.39	$20.28	$17.97	$16.76	$17.36	$15.85
Total Return[2]	5.5%	17.9%	10.0%	0.5%	11.5%	25.8%
Supplemental Data:
Net assets, end of period (000)	$74,514	$74,382	$78,400	$78,471	$73,473	$49,586
Ratio to average net assets:
Expenses	0.89%[3]	0.89%	0.89%	0.90%	0.91%	0.91%
Net investment income	1.36%[3]	1.45%	1.81%	1.77%	1.89%	2.42%
Portfolio turnover rate	11%	29%	28%	24%	20%	19%

1  Net investment income is calculated based on average shares outstanding.

2  Total investment return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. The total return does not include separate account or contract charges. Total returns for periods less than one year are not annualized.

3  Annualized.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the period.

	Socially Responsive Portfolio – Class O
	For the six months ended	For years ended
	June 30, 2014 (unaudited)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Per Share Operating Performance:
Net investment income[1]	$0.05	$0.09	$0.11	$0.07	$0.09	$0.07
Net gain (loss) on investments	0.60	2.95	0.86	(0.39)	0.84	1.92
Total from investment operations	0.65	3.04	0.97	(0.32)	0.93	1.99
Shareholder distributions
Net investment income	–	(0.09)	(0.11)	(0.08)	(0.09)	(0.06)
Net increase (decrease)	0.65	2.95	0.86	(0.40)	0.84	1.93
Net asset value at beginning of year	12.62	9.67	8.81	9.21	8.37	6.44
Net asset value at end of period	$13.27	$12.62	$9.67	$8.81	$9.21	$8.37
Total Return[2]	5.1%	31.4%	11.0%	(3.5%)	11.2%	30.9%
Supplemental Data:
Net assets, end of period (000)	$4,275	$4,078	$2,576	$2,357	$2,638	$2,296
Ratio to average net assets:
Expenses	1.20%[3]	1.20%	1.20%	1.20%	1.20%	1.20%
Expenses before waived fees and reimbursed expenses	1.30%[3]	1.48%	1.68%	1.67%	3.01%	3.70%
Net investment income	0.74%[3]	0.84%	1.12%	0.78%	1.07%	0.97%
Portfolio turnover rate	8%	11%	6%	11%	16%	7%
	Socially Responsive Portfolio – Advisor Class
	For the six months ended	For years ended
	June 30, 2014 (unaudited)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Per Share Operating Performance:
Net investment income[1]	$0.03	$0.06	$0.08	$0.04	$0.07	$0.05
Net gain (loss) on investments	0.60	2.95	0.86	(0.39)	0.85	1.91
Total from investment operations	0.63	3.01	0.94	(0.35)	0.92	1.96
Shareholder distributions
Net investment income	–	(0.06)	(0.08)	(0.05)	(0.07)	(0.04)
Net increase (decrease)	0.63	2.95	0.86	(0.40)	0.85	1.92
Net asset value at beginning of year	12.62	9.67	8.81	9.21	8.36	6.44
Net asset value at end of period	$13.25	$12.62	$9.67	$8.81	$9.21	$8.36
Total Return[2]	5.0%	31.1%	10.7%	(3.8%)	10.9%	30.6%
Supplemental Data:
Net assets, end of period (000)	$3,446	$3,276	$2,422	$2,441	$2,512	$2,227
Ratio to average net assets:
Expenses	1.50%[3]	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses before waived fees and reimbursed expenses	1.60%[3]	1.80%	1.98%	1.98%	3.32%	3.98%
Net investment income	0.44%[3]	0.55%	0.82%	0.49%	0.77%	0.68%
Portfolio turnover rate	8%	11%	6%	11%	16%	7%

1  Net investment income is calculated based on average shares outstanding.

2  Total investment return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. The total return does not include separate account or contract charges. Total returns for periods less than one year are not annualized.

3  Annualized.

The accompanying notes are an integral part of the financial statements.

OTHER INFORMATION (unaudited)

Advisory Agreement

At a meeting of the Board of Directors held on February 21, 2014, the Board approved the Investment Advisory Agreement between the Fund and its Advisor, OAM. In considering this matter, the Board considered the nature and extent and quality of services provided by the Investment Advisor, the investment performance of the portfolios, the costs of services and profitability of the Advisor, economies of scale realized by the Fund, and any fallout benefits realized by virtue of the arrangement between the Fund and the Advisor.

The Board considered the quality of the Fund's investment management over both the short and long-term periods, and took into account the organizational depth and stability of the Advisor. The Advisor's portfolio managers have extensive education and experience, several earning MBAs and CFA designations. The team oversees the management of a sizeable portfolio. The Advisor adheres to a sound, disciplined investment management process, and the portfolio management team has considerable experience, stability and depth. The Board concluded that the Advisor's experience, stability, depth and performance, among other factors, warranted approval of the Investment Advisory Agreement.

The Board next considered the performance of the portfolios, including any periods of relative out-performance or underperformance.

The Board also reviewed the fees and total expenses of the portfolios (each as a percentage of average net assets) and compared such amounts with the average fee and expense levels of other similar portfolios. They also reviewed the financial strength of the Advisor, ratings from the various rating agencies, and the fee charged by the Advisor for the services under the agreement.

Finally, the Board reviewed the economies of scale and fall out benefits.

Based on the information provided to the Fund's Board of Directors and the considerations and conclusions above, the Board concluded that the factors considered justified the approval of the Investment Advisory Agreement for a period of one year continuing until the regularly scheduled meeting of the Board of Directors in February, 2015.

Statement of Additional Information

There is a Statement of Additional Information that contains more detailed information about the Fund. The Fund also files annual and semi-annual reports with the SEC. These reports provide more information about the Portfolios' investments. The annual report also discusses market conditions and investment strategies that significantly affected the Portfolios' performance during their last fiscal year.

You may request a free copy of the Statement of Additional Information by writing to us at One American Square, c/o Legal Department, Indianapolis, Indiana 46282 or by calling us at (800) 249-6269. If you have other questions, call or write us.

Information about the Fund can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., which may be contacted at 1-202-551-8090. Reports and other information is also available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information can be ordered by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520 or by e-mailing your request to publicinfo@sec.gov. The SEC will charge a duplicating fee for those services. Please reference the Fund's Investment Company Act file number, 811-05850, in your correspondence.

Proxy Voting Policies and Procedures

A description of the polices and procedures that the Fund uses to determine how to vote proxies relating to securities held in each portfolio is available, without charge and upon request, by calling 1-800-249-6269. This information is also available by accessing the SEC website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The filing will be available, upon request, by calling 1-800-249-6269. Furthermore, you can obtain a copy of the filing on the SEC's website at http://www.sec.gov. The Fund's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.

Availability of Monthly Portfolio Schedule

The Money Market Portfolio files its complete schedule of portfolio holdings with the SEC on Form N-MFP. Also the schedule of portfolio holdings can be found at www.oneamericafunds.com. The SEC filing is available upon request by calling 1-800-249-6269 or a copy of the filing can be obtained at the SEC website at www.sec.gov, or the SEC's Public Reference Room in Washington, D.C.

MANAGEMENT OF THE FUND (unaudited)

Management Information

Overall responsibility for management of the Fund rests with the Board of Directors, who are elected by the shareholders of the Fund. Each member of the Board of Directors is responsible for 5 portfolios in the fund complex. The Directors elect the officers of the Fund to actively supervise its day-to-day activities. The Directors and officers of the Fund can be reached at OneAmerica Funds, Inc. c/o Legal Department, One American Square, Indianapolis, IN 46282.

Board Members of the Fund

Name and Year of Birth	Current Position with the Fund	Director Since	Principal Occupation(s) During the Past 5 Years	Other Directorships held by Director
Interested Directors
Joseph E. DeGroff[1], 1953	• Chairman of the Board[2]	11/4/2010	• Partner, Ice Miller, LLP (Law Firm) (1996 until his retirement in 12/2013)	• None
Elaine E. Bedel[1], 1952	• Director[2]	2/22/2013	• President, Bedel Financial Consulting, Inc. (1989 to present)	• None
Independent Directors
Gilbert F. Viets, 1943	• Chairman of the Audit Committee[2] & Lead Independent Director[2]	9/27/2004	• Deputy Commissioner and Chief of Staff, Indiana Department of Transportation (12/2006 until his retirement in 11/2008)	• St. Vincent Hospital, Indianapolis
Stephen J. Helmich, 1949	• Director[2]	12/17/2004	• President, Cathedral High School (1999 to present)	• None
Dr. James L. Isch, 1950	• Director[2]	11/12/2009	• Chief Operating Officer, NCAA (9/2010 to present) • Interim President, NCAA (9/2009 to 9/2010) • Senior Vice President of Administration and CFO, NCAA (1998 to 9/2009)	• None

1  These individuals are "interested persons" as defined by Section 2(a)(19) of the Investment Company Act of 1940.

2  The term of office for each director of the Fund shall be from the time of his or her election and qualification until the election of directors next succeeding his/her election and until his/her successor shall have been elected and shall have qualified. No person shall be eligible for election as a director who has reached his/her seventy-second (72nd) birthday. Further, no person shall serve as a director past his/her seventy-second (72nd) birthday. Upon the occurrence of a director's seventy-second (72nd) birthday, the director shall cease to be a director.

MANAGEMENT OF THE FUND (unaudited) (continued)

Officers of the Fund

Name and Year of Birth	Current Position with the Fund	Officer Since	Principal Occupation(s) During the Past 5 Years
J. Scott Davison, 1964	• President[1]	8/15/2008

• President, American United Life Insurance Company® (8/2013 to present); Executive Vice President, American United Life Insurance Company® (3/2011 to 8/2013); Chief Financial Officer, American United Life Insurance Company® (6/2004 to 3/2011)

Andrew J. Michie, 1973	• Treasurer[1]	5/22/2014

• Vice President & Controller, American United Life Insurance Company® (11/2012 to present); Senior Vice President, Corporate Finance, CMFG Life Insurance Company® (4/2009 to 11/2012); Vice President & Controller, CMFG Life Insurance Company® (8/2007 to 4/2009)

Nicholas C. Slabaugh, 1982	• Assistant Treasurer[1]	8/23/2013

• Director, Accounting, American United Life Insurance Company® (7/2013 to present); Director, Separate Accounts Administration, American United Life Insurance Company® (1/2013 to 7/2013); Manager, Internal Audit, American United Life Insurance Company® (7/2011 to 1/2013); Senior Internal Auditor, American United Life Insurance Company® (11/2010 to 7/2011); Senior Associate, PricewaterhouseCoopers, LLP (7/2008 to 11/2010)

Richard M. Ellery, 1971	• Secretary[1]	8/24/2007	• President, OneAmerica Securities, Inc. (5/2012 to present); Associate General Counsel, American United Life Insurance Company® (1/2007 to present)
Stephen L. Due, 1977	• Assistant Secretary[1]	11/4/2010	• Associate General Counsel, American United Life Insurance Company® (4/2014 to present); Assistant General Counsel, American United Life Insurance Company® (6/2007 to 4/2014)
Susan E. Uhl, 1958	• Anti-Money Laundering Officer[1]	5/18/2007	• Associate General Counsel, American United Life Insurance Company® (5/2013 to present); Assistant General Counsel, American United Life Insurance Company® (2007 to 5/2013)

1  The term of office for each officer of the Fund shall be at the pleasure of the Board or until their respective successors are chosen and qualify.

(This Page Intentionally Left Blank)

OneAmerica® Funds, Inc.

One American Square, P.O. Box 368

Indianapolis, IN 46206-0368

(317) 285-1111

www.oneamericafunds.com

© 2014 American United Life Insurance Company®. All rights reserved. OneAmerica® and the OneAmerica banner are all trademarks of OneAmerica Financial Partners, Inc.

P-13959 6/30/14

ITEM 2.  CODE OF ETHICS.

Not applicable with semiannual filing.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable with semiannual filing.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable with semiannual filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable with semiannual filing.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Schedule is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)         The President and Treasurer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30-3(c) under the Investment Company Act of 1940, as amended) provide reasonable assurances that material information relating to the Fund is made known to them by appropriate persons, based on their evaluations of these controls and procedures as of a date within 90 days of the filing of this report.

(b)         There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a) (1) Not applicable with semiannual filing.

(a) (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

(b)  Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) are attached hereto.

ONEAMERICA
FUNDS, INC.
One American Square, P.O. Box 368
Indianapolis, IN 46206-0368	Phone (317) 285-1877

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	OneAmerica Funds, Inc.

By (Signature and Title)*	/s/ John C. Mason
John C. Mason, President

Date	9/4/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Mason
John C. Mason, President

Date	9/4/14

By (Signature and Title)*	/s/ Andrew J. Michie
Andrew J. Michie, Treasurer

Date	9/3/14

* Print the name and title of each signing officer under his or her signature.